U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree 125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2012

Date of reporting period: July 1, 2011 through December 31, 2011

Item 1. Report to Stockholders

December 31, 2011

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2011

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality bonds at the best possible prices and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrading or upgrading of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2011 (the “reporting period”), economic activity expanded at a moderate pace. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at an annual rate of 1.8 percent in the third quarter of 2011. Real GDP increased at a 2.8 percent annual rate (advance estimate) during the fourth quarter of 2011. For the full year 2011, the economy expanded at a 1.7 percent annual rate. The good news is that real economic activity has now been expanding for more than two years. The not so good news is that while the economy has continued to expand, economic growth has been at a pace that is below trend and at a rate that has been insufficient to reduce the rate of unemployment significantly.

The Federal Reserve Board (“Fed”) left the federal funds target rate range at 0 to  1/4 percent during the reporting period. The Fed also maintained its existing monetary policy stance of extending the average maturity and reinvesting principal payments of the Federal Reserve’s holdings of securities. The statement issued by the Fed’s Open Market Committee on December 13 reaffirmed its view that current economic conditions, including low rates of resource utilization and a subdued outlook for inflation over the medium run, are likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.

Conditions in the labor market improved somewhat during the reporting period. The seasonally adjusted national unemployment rate dropped to 8.5 percent in December but remained elevated by historical standards. Private nonfarm employment continued to increase moderately but employment at state and local governments declined further. The housing market showed only slight signs of improvement. Activity in the housing market continued to be depressed by the large overhang of foreclosed and distressed properties and by weak demand that reflected tight lending standards for mortgage loans and uncertainty about future home prices. Home prices continued to decline in many areas of the country.

Measures of inflation continued to decrease relative to earlier in the year. The Consumer Price Index (CPI) increased at a 3.0 percent annual rate in December which was down from a 3.4 percent annual rate in November. The core CPI, which excludes food and energy prices, increased at a 2.2 percent annual rate in December. The Federal Reserve’s preferred inflation measure, the core Personal Consumption Expenditures Price Index (PCE), increased at an annual rate of 1.8 percent in December. The Fed has recently indicated that inflation at the rate of 2 percent, as measured by the annual change in the core PCE, is most consistent over the long run with its statutory mandate. Longer-term inflation expectations remained stable during the reporting period.

The yield on the benchmark 10-year Treasury note decreased approximately 128 basis points during the reporting period and ended the year at 1.88 percent. The yield on the 30-year Treasury bond decreased approximately 147 basis points during the reporting period and ended the year at 2.90 percent. The decrease in Treasury yields primarily reflected a flight-to-quality bid that was fueled in large part by ongoing worries about the sovereign debt crisis in the Euro zone countries.

Yields in the municipal bond market moved lower in tandem with U.S. Treasuries during the reporting period. The yield on a 10-year AAA-rated municipal bond decreased approximately 92 basis points during the second half of the year and ended the reporting period at 1.83 percent while yields on a 30-year AAA-rated municipal bond decreased 80 basis points and ended the reporting period at 3.55 percent.

Municipal bond yields ended 2011 with yields near the lowest in 44 years. Yields for tax-exempt securities were pushed lower (prices higher) during the reporting period as demand for tax-exempt securities surged while, at the same time, the supply of new

i

bonds in 2011 was substantially lower than historical averages. The combination of robust institutional and retail demand and a limited to supply of new bonds resulted in a very strong performance for municipal bonds for the six month period ended December 31, 2011. Approximately $295 billion in total municipal debt was issued in 2011 compared with approximately $433 billion issued in 2010. This represented the lowest amount of municipal bond issuance since 2001.

Fears of widespread defaults that led to a sell-off in the municipal bond market at the end of 2010 turned out to be misguided. These credit fears dissipated in early 2011 and led to robust demand for tax-exempt securities for the last three quarters of 2011. According to estimates by Municipal Market Advisors, defaults involving missed payments totaled about $2.6 billion of face value in 2011, excluding debt in AMR Corp’s bankruptcy. However, 2011 was marked by the largest municipal bankruptcy filing in U.S. history as Jefferson, County, Alabama sought court protection after failing to reach an agreement with creditors to restructure its sewer system debt.

State revenues continued to show positive trends as the economy continued on its slow path to recovery. U.S. Census Bureau data and Rockefeller Institute research indicate tax revenues for state governments were up approximately 6.1 percent in the third quarter of 2011, compared to the same period the previous year. This marked the seventh consecutive quarter that states reported growth in tax collections on a year-over-year basis. Overall state tax revenues are now above prerecession levels, but still below peak levels that existed in 2008.

While tax collections have been rising steadily at the state level, the picture for local governments is not as optimistic. Most local governments rely primarily on property taxes which tend to be relatively stable. However, local property tax collections have been negatively impacted by falling housing prices. After three consecutive quarter declines, property tax revenues showed a modest growth of 1.5 percent in nominal terms compared to the same quarter of 2010 according to Rockefeller Institute data. Local sales tax collections rose by 1.1 percent in the third quarter of 2011 in nominal terms on a year-over-year basis. Preliminary data for the fourth quarter of 2011 indicates that both state and local tax revenues will continue to grow, but probably at a slightly lower pace due to projections of only moderate economic growth in 2012.

A discussion of the performance of each of our funds for the six month period ended December 31, 2011 follows:

The Kentucky Tax-Free Income Series achieved a total return of 5.76 percent during the reporting period compared to a total return of 6.02 percent for the Barclays Capital Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of 3.79 percent during the period under review compared to a total return of 6.02 percent for the Barclays Capital Municipal Bond Index. Bonds with longer maturities outperformed shorter maturities throughout the reporting period, causing the Kentucky Tax-Free Income Series to slightly underperform the index and the Kentucky Tax-Free Short-to-Medium Series to underperform the index by a greater margin. Both funds had shorter durations than the index during the reporting period.

The Tennessee Tax-Free Income Series achieved a total return of 5.42 percent during the reporting period compared to a total return of 6.02 percent for the Barclays Capital Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.67 percent during the reporting period compared to 6.02 percent for the Barclays Capital Municipal Bond Index. Bonds with longer maturities outperformed shorter maturities throughout the reporting period, causing the Tennessee Tax-Free Income Series to slightly underperform the index and the Tennessee Tax-Free Short-to-Medium Series to underperform the index by a greater margin. Both funds had shorter durations than the index during the reporting period.

The North Carolina Tax-Free Income Series achieved a total return of 6.29 percent during the reporting period compared to 6.02 percent for the Barclays Capital Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of 3.46 percent during the reporting period compared to 6.02 percent for the Barclays Capital Municipal Bond Index. Bonds with longer maturities outperformed shorter maturities throughout the reporting period, causing the North Carolina Tax-Free Short-to-Medium Series to underperform the longer index. The North Carolina Tax-Free Income Series held a number of longer-maturity holdings that outperformed the general market which caused the fund to outperform the index. Both funds had shorter durations than the index during the reporting period.

The Alabama Tax-Free Income Series achieved a total a total return of 6.04 percent during the reporting period compared to 6.02 percent for the Barclays Capital Municipal Bond Index. The Alabama Tax-Free Income Series performed in line with the index during the reporting period.

The Mississippi Tax-Free Income Series achieved a total return of 6.45 percent during the reporting period compared to 6.02 percent for the Barclays Capital Municipal Bond Index. The Mississippi Tax-Free Income Series held a number of longer-maturity holdings that outperformed the general market which caused the fund to outperform the index, despite the fund’s somewhat shorter overall duration as compared to the index.

The Intermediate Government Bond Series achieved a total return of 7.91 percent during the reporting period compared to 3.90 percent for the Barclays Capital U.S. Government Intermediate Bond Index. The Intermediate Government Bond Series outperformed the index because of the fund’s longer average maturity as compared to the index and the fund’s concentration in non-callable bonds held during the reporting period.

The Taxable Municipal Bond Series achieved a total return of 12.68 percent during the reporting period ended December 31, 2011 compared with a total return of 11.67 percent for the Barclays Capital Taxable Municipal Bond Index during the same period. The Taxable Municipal Bond Series outperformed the index because of the fund’s longer average maturity as compared to the index during the reporting period.

It should be noted that none of the Barclays Capital indices take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2011. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	9.55%
Aa/AA	77.92%
A	6.59%
Baa/BBB	4.84%
Not Rated	1.10%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	57.52%
Lease Revenue	10.81%
Prerefunded	6.18%
Municipal Utility Revenue	5.36%
Turnpikes and Toll Roads Revenue	4.57%
Escrowed to Maturity	3.81%
State and Local Mortgage Revenue	3.80%
Hospital and Healthcare Revenue	3.42%
University Consolidated Education and Building Revenue	1.49%
Public Facilities Revenue	0.74%
General Obligation	0.13%
Other Assets Less Liabilities	2.17%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	13.96%
Aa/AA	81.81%
A	3.10%
Baa/BBB	1.13%
Not Rated	0.00%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	74.91%
Lease Revenue	12.61%
State and Local Mortgage Revenue	2.65%
Municipal Utility Revenue	2.57%
Hospital and Healthcare Revenue	2.06%
Turnpikes and Toll Roads Revenue	1.14%
Prerefunded	1.11%
Certificates of Participation	0.88%
Other Assets Less Liabilities	2.07%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	6.52%
Aa/AA	70.34%
A	15.97%
Baa/BBB	1.21%
Not Rated	5.96%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	74.92%
University Consolidated Education and Building Revenue	8.26%
General Obligation	6.24%
Municipal Utility Revenue	4.86%
Lease Revenue	1.87%
Escrowed to Maturity	1.63%
Public Facilities Revenue	0.50%
Other Assets Less Liabilities	1.72%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	13.41%
Aa/AA	65.11%
A	16.68%
Baa/BBB	3.03%
Not Rated	1.77%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	67.61%
University Consolidated Education and Building Revenue	13.40%
Prerefunded	5.30%
Public Facilities Revenue	4.56%
General Obligation	3.53%
Lease Revenue	3.33%
Escrowed to Maturity	0.00%
Other Assets Less Liabilities	2.27%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	2.45%
Aa/AA	70.48%
A	20.09%
Baa/BBB	3.71%
Not Rated	3.27%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	49.22%
General Obligation	9.76%
Municipal Utility Revenue	8.38%
University Consolidated Education and Building Revenue	7.92%
State and Local Mortgage Revenue	6.98%
Hospital and Healthcare Revenue	6.80%
Prerefunded	4.62%
Lease Revenue	2.83%
Escrowed to Maturity	2.03%
Industrial Revenue	0.99%
Other Assets Less Liabilities	0.47%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	21.39%
Aa/AA	62.55%
A	13.54%
Baa/BBB	2.52%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	61.26%
General Obligation	14.90%
Lease Revenue	7.04%
State and Local Mortgage Revenue	5.40%
Municipal Utility Revenue	3.74%
Public Facilities Revenue	3.46%
Prerefunded	3.17%
Other Assets Less Liabilities	1.03%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	4.88%
Aa/AA	71.39%
A	22.10%
Baa/BBB	1.63%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	49.76%
Certificates of Participation	14.10%
Hospital and Healthcare Revenue	8.55%
Public Facilities Revenue	6.89%
Municipal Utility Revenue	6.65%
University Consolidated Education and Building Revenue	5.33%
Lease Revenue	3.57%
General Obligation	2.92%
Prerefunded	0.48%
State and Local Mortgage Revenue	0.01%
Other Assets Less Liabilities	1.74%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	22.55%
Aa/AA	54.42%
A	21.12%
Not Rated	1.91%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	57.95%
Certificates of Participation	18.38%
Municipal Utility Revenue	8.85%
Public Facilities Revenue	3.45%
University Consolidated Education and Building Revenue	3.27%
Hospital and Healthcare Revenue	2.28%
Prerefunded	1.84%
State and Local Mortgage Revenue	1.16%
Lease Revenue	0.69%
Other Assets Less Liabilities	2.13%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	59.92%
Federal Home Loan Bank	26.90%
Federal Home Loan Mortgage	7.28%
Student Loan Marketing Association	3.96%
Other Assets Less Liabilities	1.94%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	1.96%
Aa/AA	93.08%
A	4.96%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	23.00%
General Obligation	19.96%
Certificates of Participation	18.34%
Lease Revenue	15.96%
Municipal Utility Revenue	12.39%
University Consolidated Education and Building Revenue	4.36%
Turnpike Road Revenue	2.30%
State and Local Mortgage Revenue	2.12%
Other Assets Less Liabilities	1.57%

100.00%

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
74.92% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$76,138
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	190,000	199,593
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AA+*	500,000	512,505
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	101,956
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	478,647
AL State University Revenue General Tuition & Fee	5.000	01/01/2019	A2/A*	50,000	50,505
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	158,865
AL State University Revenue General Tuition & Fee	5.250	09/01/2034	Aa3/AA-*	75,000	81,187
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	50,121
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	171,474
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	130,402
Albertville AL Warrants	5.000	02/01/2035	AA+*	110,000	119,338
Anniston AL Public Building Authority	5.000	03/01/2032	Aa3/AA-*	400,000	433,944
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	274,014
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2032	Aa2/AA-*	45,000	47,476
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2027	Aa2/AA-*	300,000	331,218
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2033	Aa2/AA-*	420,000	446,363
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2038	Aa2/AA-*	600,000	637,362
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	319,296
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA+*	250,000	275,248
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	Aa3/AA-*/A-@	150,000	159,906
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	192,870
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA-*	400,000	417,896
Cullman County AL Water Revenue	5.000	05/01/2021	Baa2/A+*	125,000	134,481
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	271,790
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AA-*	190,000	204,782
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	51,619
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	58,633
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	450,000	472,005
Gadsden AL Warrants — Series B	4.600	08/01/2022	NR	100,000	103,380
Huntsville AL Health Care Authority — Series A	5.000	06/01/2024	A1/BBB*	100,000	103,843
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	404,558
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	183,206
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	321,657
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA+*	450,000	476,694
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	77,494
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	283,484
Lowndes County AL Warrants	5.250	02/01/2037	Aa3/AA-*	250,000	263,465
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA-*	100,000	110,684
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	312,078
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA-*	505,000	536,118
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Ba2	35,000	35,234
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AA-*/AA-@	200,000	211,270
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa2/AAA*	250,000	269,078
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	190,064
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	183,223
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	102,932
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,657
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	259,308
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA+*	375,000	406,095
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	268,220
Oxford AL Warrants — Series A	5.000	10/01/2036	Aa2	50,000	51,769
Phenix City AL Schools Warrants — Series B	5.000	08/01/2024	A+*	200,000	216,962
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AA-*/AA-@	90,000	96,656
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AA-*	50,000	51,438
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	318,042

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Talladega County AL Industrial Development Revenue	4.700%	01/01/2022	Baa3	$100,000	$100,891
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	Aa3/AA-*	75,000	81,481
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	Aa3/AA-*	225,000	241,722
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	87,298
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	156,621
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AA+*	250,000	291,003
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AA+*	475,000	549,437
University of AL General Revenue — Series A	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	529,280
University of AL General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	362,306
University of AL General Revenue — Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	350,054
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	111,666
University of Southern AL University Revenue Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	595,441

					16,179,443
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS 8.26% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	100,000	113,321
AL State Public School & College Authority Captial Improvement	5.000	12/01/2025	Aa1/AA*	640,000	718,893
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	143,744
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	58,078
Auburn University General Fee Revenue — Series A	5.000	06/01/2036	Aa2/AA-*	150,000	163,391
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Ba2	120,000	121,274
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	430,000	465,196

					1,783,897
GENERAL OBLIGATION BONDS
6.24% of Net Assets
AL State — Series A	4.625	09/01/2022	Aa1/AA*	100,000	103,441
Mobile AL Refunding Warrants — Series A	5.000	02/15/2027	Aa2/AA-*	335,000	370,436
Montgomery AL Warrants — Series A	5.000	02/01/2030	Aa2/AA+*	300,000	331,665
Montgomery AL Warrants — Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA+*/AAA@	80,000	88,408
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	104,651
Tuscaloosa AL Warrants — Series A	5.000	10/15/2034	Aa1/AA+*	175,000	187,693
Tuscaloosa AL Warrants — Series A	5.125	01/01/2039	Aa1/AA+*	150,000	160,689

					1,346,983
MUNICIPAL UTILITY REVENUE BONDS
4.86% of Net Assets
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	492,647
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	480,026
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	75,992

					1,048,665
LEASE REVENUE BONDS
1.87% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	135,845
University of Alabama General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*	250,000	268,035

					403,880
ESCROWED TO MATURITY BONDS
1.63% of Net Assets
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AA-*	300,000	351,471

					351,471
PUBLIC FACILITIES REVENUE BONDS
.50% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,028
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	97,370

					107,398

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INDUSTRIAL REVENUE BONDS
.12% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200%	11/01/2020	A+*	$25,000	$25,007

					25,007

Total Investments (cost $20,262,598) (See (a) below for further explanation) 98.4% of Net Assets					$21,246,744

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,012,577
Unrealized depreciation	(28,431)

Net unrealized appreciation	$984,146

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,246,744
Level 3	Significant Unobservable Inputs	—

$21,246,744

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $20,262,598)		$21,246,744
Cash		169,394
Interest receivable		297,883
Prepaid expenses		300

Total assets		21,714,321
LIABILITIES:
Payable for:
Distributions to shareholders	99,644
Investment advisory fee	7,611
Transfer agent fee	3,437
Accrued expenses	8,160

Total liabilities		118,852

NET ASSETS:
Capital		20,601,208
Accumulated net investment income		361
Net accumulated realized gain on investment transactions		9,754
Net unrealized appreciation in value of investments		984,146

Net assets at value		$21,595,469

NET ASSET VALUE, offering price and redemption price per share ($21,595,469 -:- 1,769,806 shares outstanding; unlimited number of shares authorized; no par value)		$12.20

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$465,760

Expenses:
Investment advisory fee	53,346
Transfer agent fee	16,221
Custodian expense	1,655
Professional fees	6,513
Trustee fees	1,456
Other expenses	3,070

Total expenses	82,261
Fees waived by Adviser	(11,064)
Custodian expense reduction	(59)

Net expenses	71,138

Net investment income	394,622

Realized and unrealized gain on investments:
Net realized gain	58,835
Net change in unrealized appreciation/depreciation	810,926

Net realized and unrealized gain on investments	869,761

Net increase in net assets resulting from operations	$1,264,383

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$394,622	$774,546
Net realized gain on investments	58,835	29,066
Net change in unrealized appreciation/depreciation	810,926	(138,138)

Net increase in net assets resulting from operations	1,264,383	665,474
Distributions from net investment income	(394,261)	(774,546)
Distributions from capital gains	(12,037)	—
Net fund share transactions (Note 4)	(497,166)	1,490,590

Total increase	360,919	1,381,518
Net assets:
Beginning of period	21,234,550	19,853,032

End of period	$21,595,469	$21,234,550

Accumulated net investment income	$361	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months		For the years ended June 30,
	12/31/2011		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.72		$11.77	$11.40	$11.43	$11.59	$11.52

Income from investment operations:
Net investment income	0.22		0.45	0.46	0.46	0.46	0.47
Net gains/(losses) on securities, both realized and unrealized	0.49		(0.05)	0.37	(0.03)	(0.14)	0.07

Total from investment operations	0.71		0.40	0.83	0.43	0.32	0.54
Less distributions:
Distributions from net investment income	(0.22)		(0.45)	(0.46)	(0.46)	(0.46)	(0.47)
Distributions from capital gains	(0.01)		—	—	—	(0.02)	—

Total distributions	(0.23)		(0.45)	(0.46)	(0.46)	(0.48)	(0.47)

Net asset value, end of period	$12.20		$11.72	$11.77	$11.40	$11.43	$11.59

Total return	6.04%	(b)	3.45%	7.40%	3.95%	2.84%	4.70%
Net assets, end of period (in thousands)	$21,595		$21,235	$19,853	$14,262	$13,537	$11,810
Ratio of net expenses to average net assets (a)	0.67%	(c)	0.60%	0.47%	0.45%	0.45%	0.43%
Ratio of net investment income to average net assets	3.72%	(c)	3.83%	3.94%	4.14%	4.00%	4.00%
Portfolio turnover	6.89%	(c)	4.70%	15.73%	14.06%	8.46%	5.43%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.10%(c)	0%	(c)	For the six months ended December 31, 2011
.18%	0%		For the year ended June 30, 2011
.33%	0%		For the year ended June 30, 2010
.37%	.03%		For the year ended June 30, 2009
.35%	.04%		For the year ended June 30, 2008
.37%	.04%		For the year ended June 30, 2007

(b)	Not annualized
(c)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
57.52% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,338,716
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,260,876
Boone County KY Pollution Control Revenue — Dayton Power	4.700	01/01/2028	A3/BBB+*	6,195,000	6,311,032
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,327,957
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,515,313
Boyle County KY College Improvement — Centre College	4.750	06/01/2032	A3/AA-*	5,330,000	5,546,558
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,598,673
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,860,026
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,659,121
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,608,198
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,804,469
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	5,500,000	5,849,085
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,045,121
Carter County KY Detention Center	5.125	05/01/2029	Aa3	960,000	970,387
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,686,492
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AA*	4,100,000	4,205,739
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,486,244
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	7,826,569
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,797,837
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa2/BBB	440,000	440,220
Greater KY Housing Assistance Corporation — Northside Apts	6.200	02/01/2025	AA+*	3,320,000	3,320,199
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,333,475
Jefferson County KY Health Facilities — Jewish Hospital	5.650	01/01/2017	Baa1/A-*	3,450,000	3,450,000
Jefferson County KY Health Facilities — Jewish Hospital	5.700	01/01/2021	Baa1/A-*	4,520,000	4,520,000
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa2/BBB	8,675,000	8,675,000
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA-*	3,770,000	4,021,572
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA-*	2,500,000	2,676,425
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA-*	7,545,000	7,986,005
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,405,845
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	Baa2/BBB	1,410,000	1,410,000
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,194,220
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,342,824
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,723,256
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,912,292
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*	2,000,000	2,189,260
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*	5,600,000	5,996,984
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*	5,880,000	6,271,608
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*	1,000,000	1,061,360
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa3/A+*	1,765,000	2,196,472
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,067,962
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,698,452
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,977,301
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,195,558
KY Asset Liability Commission University of Ky Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,076,697
KY Economic Development Finance Authority — Christian Care	5.375	11/20/2035	AA+*	1,905,000	1,991,220
KY Economic Development Authority — Louisville Arena	6.000	12/01/2033	Aa3/AA-*	1,000,000	1,078,160
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,031,440
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,623,796
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	967,370
KY Housing Corporation	5.750	07/01/2039	Aaa/AAA*	840,000	882,403
KY State Property & Building #93	5.250	02/01/2025	Aa3/AA-*	7,250,000	8,165,820
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA-*	500,000	538,895
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA-*	10,000,000	11,036,700
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*	500,000	541,795
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA-*	16,940,000	18,607,235
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*	1,400,000	1,751,932
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*	3,000,000	3,446,190

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY State Property & Building #83	5.000%	10/01/2017	Aa3/A+*	$5,000,000	$5,918,500
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*	17,750,000	21,246,040
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*	24,220,000	29,746,520
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*	10,000,000	12,062,600
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*	310,000	373,637
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*	17,500,000	21,112,525
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*	1,665,000	1,858,773
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*	5,175,000	5,713,925
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*	14,835,000	16,045,833
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*	8,230,000	8,881,405
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*	10,290,000	11,043,845
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*	5,800,000	6,185,758
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*	5,000,000	5,535,500
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*	13,390,000	14,669,281
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA-*	4,900,000	5,343,156
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*	2,940,000	3,540,818
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*	1,000,000	1,225,130
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/A	1,720,000	1,841,243
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/A	2,385,000	2,544,103
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/A	3,560,000	3,801,510
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/A	3,930,000	4,165,564
KY State Turnpike Economic Development	5.000	07/01/2022	Aa2/AA+*	1,625,000	1,794,341
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+*	4,325,000	4,771,081
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*	3,770,000	4,138,668
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*	2,000,000	2,193,440
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*	4,720,000	5,194,171
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,331,692
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,073,450
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,878,289
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,028,604
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	3,270,000	3,562,763
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	3,230,000	3,494,278
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*	4,590,000	4,847,774
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*	2,000,000	2,093,340
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*	1,265,000	1,278,814
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2038	Aa3/AA*	12,500,000	13,411,874
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,885,220
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AA*	2,855,000	3,154,775
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,990,000	3,290,525
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	3,135,000	3,421,068
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	3,285,000	3,571,353
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	14,000,000	15,210,860
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,808,030
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AA-*	2,340,000	2,432,992
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AA-*	2,250,000	2,329,830
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AA-*	1,490,000	1,540,660
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,129,267
Northern KY Water District	4.750	02/01/2019	Aa3	1,000,000	1,003,090
Northern KY Water District	5.000	02/01/2020	Aa3	3,080,000	3,090,410
Northern KY Water District	5.000	02/01/2021	Aa3	2,635,000	2,643,247
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,415,921
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,445,788
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,818,280
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,148,431
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,126,460
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	605,860
Pike County KY Mortgage Revenue — Phelps Regional Health	5.350	09/20/2012	NR	20,000	20,017
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,207,799

					546,752,484

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

LEASE REVENUE BONDS
10.81% of Net Assets
Bracken County Public Property	5.000%	08/01/2029	Aa3	$840,000	$939,658
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	A1	415,000	417,432
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa2/AA*	3,705,000	4,144,413
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,887,004
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	491,715
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	508,578
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,560,376
KY Area Development Districts Financing Lease — Ewing	4.700	06/01/2024	NR	2,625,000	2,679,128
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*	1,570,000	1,900,030
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*	3,500,000	4,169,025
KY Association of Counties	5.000	02/01/2030	A+*	625,000	673,788
KY Association of Counties	5.000	02/01/2032	A+*	1,000,000	1,057,870
KY Association of Counties	5.000	02/01/2035	A+*	995,000	1,040,163
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*	2,500,000	2,889,575
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*	2,000,000	2,294,520
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*	500,000	558,890
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*	4,000,000	4,447,040
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*	2,500,000	2,758,050
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*	7,980,000	8,722,937
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*	5,100,000	5,527,941
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*	1,355,000	1,491,408
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*	1,200,000	1,384,536
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*	24,470,000	27,373,853
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*	5,000,000	5,456,150
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*	2,505,000	2,994,702
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A	210,000	234,442
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*	5,000,000	5,300,400
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,767,940
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	549,320
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,551,407

					102,772,291
PREREFUNDED BONDS
6.18% of Net Assets
Boone County KY Public Property Corporation — AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,041,590
Boone County KY Public Property Corporation — Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,824,235
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,312,226
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,278,054
KY State Property & Building #73	5.000	11/01/2021	Aa2/AA-*	1,000,000	1,039,640
KY State Property & Building #73	5.000	11/01/2019	Aa2/AA-*	1,360,000	1,413,910
KY State Property & Building #73	5.000	11/01/2020	Aa2/AA-*	3,255,000	3,384,027
KY State Property & Building #85	5.000	08/01/2020	Aa2/AA-*	5,760,000	6,631,200
KY State Property & Building #85	5.000	08/01/2022	Aa2/AA-*	8,200,000	9,440,250
KY State Property & Building #85	5.000	08/01/2024	Aa2/AA-*	8,300,000	9,555,375
KY State Property & Building #85	5.000	08/01/2025	Aa2/AA-*	2,500,000	2,878,125
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,938,897
Louisville KY General Obligation — Series A	5.000	10/01/2020	Aa1/AA+*	4,165,000	4,305,569
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,548,442
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,260,654
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3	1,130,000	1,188,862
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,633,507
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	2,001,292
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,109,660

					58,785,515

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
5.36% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375%	02/01/2020	AA-*	$1,060,000	$1,081,529
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	525,000	564,312
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,416,942
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,915,025
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*	23,380,000	25,350,233
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,196,260
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,572,204
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,887,271

					50,983,776
TURNPIKES AND TOLL ROAD BONDS
4.57% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2020	Aa2/AA+*	1,000,000	1,187,430
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*	2,925,000	3,286,647
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*	9,530,000	10,571,153
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*	2,460,000	2,698,423
KY Turnpike Authority Economic Development	5.000	07/01/2026	Aa2/AA+*	4,440,000	4,991,359
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*	1,550,000	1,731,505
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa2/AA+*	10,035,000	11,069,408
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*	5,165,000	5,817,856
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*	1,845,000	2,062,341

					43,416,122
ESCROWED TO MATURITY BONDS
3.81% of Net Assets
Danville KY Multi-City Lease Revenue — Hopkinsville	6.875	06/01/2012	A2	335,000	344,849
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	BBB*	3,980,000	4,249,486
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2018	BBB*	29,605,000	31,600,081

					36,194,416
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.80% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,513,725
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	5,065,000	5,102,836
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,283,545
KY Housing Corporation — Series E	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,606,040
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,228,430
KY Housing Corporation — Series E	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,360,829
KY Housing Corporation	5.450	07/01/2038	Aaa/AAA*	3,250,000	3,396,933
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,068,120
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,336,864
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,580,000	2,681,342
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	560,000	571,833

					36,150,497
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.42% of Net Assets
KY Development Finance Authority — Kings Daughters	5.000	02/01/2030	A1/A+*/A	4,000,000	4,150,600
KY Development Finance Authority — Baptist Heathcare System	5.375	08/15/2024	A1/AA-@	1,205,000	1,355,709
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A1/AA-@	4,855,000	5,357,444
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*	2,500,000	2,555,650
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*	2,410,000	2,557,058
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA-*/AA-	2,750,000	2,926,853
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA-*/AA-	2,560,000	2,719,821
KY Development Finance Authority-Catholic Health	5.125	10/01/2021	A1/AA-*	1,000,000	1,010,310
Louisville & Jefferson Metropolitan Health — St Mary’s	6.125	02/01/2037	Baa1/A-*	1,300,000	1,350,297
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	575,000	592,463
Louisville & Jefferson Co Health System — Norton	5.000	10/01/2030	A-*/A-@	2,000,000	2,020,900
Louisville & Jefferson County Metropolitan Health — Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,500,274
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	NR	2,435,000	2,435,365

					32,532,744

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.49% of Net Assets
Berea KY Educational Facilities Revenue	4.125%	06/01/2022	Aaa	$2,190,000	$2,246,699
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,472,460
Louisville & Jefferson County — Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,490,305
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,580,368
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	492,958
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,857,066

					14,139,856
PUBLIC FACILITIES REVENUE BONDS
.74% of Net Assets
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	737,106
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,101,643
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,194,231

					7,032,980
GENERAL OBLIGATION BONDS
.13% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+*	1,115,000	1,206,865

					1,206,865

Total Investments (cost $873,630,464) (See (a) below for further explanation) 97.83% of Net Assets					$929,967,546

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$56,984,702
Unrealized depreciation	(647,620)

Net unrealized appreciation	$56,337,082

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	929,967,546
Level 3	Significant Unobservable Inputs	—

$929,967,546

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $873,630,464)		$929,967,546
Cash		13,363,956
Receivable for fund shares sold		212,239
Interest receivable		12,656,194

Total assets		956,199,935
LIABILITIES:
Payable for:
Investments purchased	352,067
Distributions to shareholders	4,580,400
Fund shares redeemed	115,513
Investment advisory fee	301,781
Transfer agent fee	97,893
Trustee fee	19,559
Accrued expenses	166,031

Total liabilities		5,633,244

NET ASSETS:
Capital		894,085,046
Accumulated net investment income		39,785
Net accumulated realized gain on investment transactions		104,778
Net unrealized appreciation in value of investments		56,337,082

Net assets at value		$950,566,691

NET ASSET VALUE, offering price and redemption price per share ($950,566,691 -:- 120,526,559 shares outstanding; unlimited number of shares authorized; no par value)		$7.89

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$19,832,066

Expenses:
Investment advisory fee	1,767,398
Transfer agent fee	570,336
Custodian expense	70,075
Professional fees	114,758
Trustee fees	63,162
Other expenses	88,583

Total expenses	2,674,312
Custodian expense reduction	(887)

Net expenses	2,673,425

Net investment income	17,158,641

Realized and unrealized gain on investments:
Net realized gain	740,542
Net change in unrealized appreciation/depreciation	32,747,955

Net realized and unrealized gain on investments	33,488,497

Net increase in net assets resulting from operations	$50,647,138

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$17,158,641	$33,202,621
Net realized gain on investments	740,542	4,995,471
Net change in unrealized appreciation/depreciation	32,747,955	(6,910,375)

Net increase in net assets resulting from operations	50,647,138	31,287,717
Distributions from net investment income	(17,118,856)	(33,202,621)
Distributions from capital gains	(3,744,261)	(2,195,987)
Net fund share transactions (Note 4)	24,157,645	17,839,034

Total increase/(decrease)	53,941,666	13,728,143
Net assets:
Beginning of period	896,625,025	882,896,882

End of period	$950,566,691	$896,625,025

Accumulated net investment income	$39,785	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009		2008	2007
Net asset value, beginning of period	$7.63		$7.67	$7.49	$7.39		$7.43	$7.40

Income from investment operations:
Net investment income	0.14		0.29	0.29	0.29		0.29	0.30
Net gains/(losses) on securities, both realized and unrealized	0.29		(0.02)	0.20	0.11		(0.04)	0.04

Total from investment operations	0.43		0.27	0.49	0.40		0.25	0.34
Less distributions:
Distributions from net investment income	(0.14)		(0.29)	(0.29)	(0.29)		(0.29)	(0.30)
Distributions from capital gains	(0.03)		(0.02)	(0.02)	(0.01	)(b)	—	(0.01)

Total distributions:	(0.17)		(0.31)	(0.31)	(0.30)		(0.29)	(0.31)

Net asset value, end of period	$7.89		$7.63	$7.67	$7.49		$7.39	$7.43

Total return	5.76%	(c)	3.57%	6.58%	5.65%		3.47%	4.51%
Net assets, end of period (in thousands)	$950,567		$896,625	$882,897	$788,923		$734,613	$702,473
Ratio of net expenses to average net assets (a)	0.58%	(d)	0.58%	0.58%	0.58%		0.58%	0.58%
Ratio of net investment income to average net assets	3.71%	(d)	3.78%	3.81%	3.99%		3.94%	3.94%
Portfolio turnover	6.23%	(d)	11.42%	4.76%	6.09%		5.69%	6.76%

(a)	Percentages are after custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.58%	(d)	For the six months ended December 31, 2011
0.58%		For the year ended June 30, 2011
0.58%		For the year ended June 30, 2010
0.58%		For the year ended June 30, 2009
0.58%		For the year ended June 30, 2008
0.58%		For the year ended June 30, 2007

(b)	Rounds to less than .01
(c)	Not annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
74.91% of Net Assets
Boone County School District Finance Corporation	4.000%	8/1/2018	Aa3	$145,000	$156,604
Bourbon County Public Project	3.800	2/1/2019	Aa3	260,000	283,707
Bowling Green General Obligation — Series A	4.000	6/1/2016	Aa2	375,000	401,449
Boyle County Centre College	5.000	6/1/2018	Aa3/AA-*	200,000	234,482
Boyle County College — Center College	5.000	6/1/2020	Aa3/AA-*	150,000	171,591
Breathitt County School District Finance Corporation	3.875	7/1/2017	Aa3	280,000	301,613
Bullitt County KY School District Finance Corporation	4.000	10/1/2014	Aa3	150,000	161,549
Campbell County School District Finance Corporation	4.375	8/1/2019	Aa3	875,000	968,039
Christian County School District Finance Corporation	4.000	8/1/2019	Aa3	720,000	771,127
Clay County School District Finance Corporation	3.750	6/1/2017	Aa3	210,000	225,981
Corbin KY Independent School District	4.000	2/1/2018	Aa3	300,000	332,553
Fayette County KY School District Finance Corporation	4.000	6/1/2019	Aa2/AA*	140,000	152,880
Hardin County School District Finance Corporation	4.000	2/1/2019	Aa3	1,475,000	1,564,193
Jefferson County School District Finance Corporation	5.250	1/1/2017	Aa2/AA-*	200,000	238,356
Jefferson County School District School Building Revenue	4.250	7/1/2017	Aa2/AA-*	175,000	196,364
Jessamine County KY School District	4.100	1/1/2018	Aa3	100,000	107,423
Kenton County KY School District Finance Corporation	5.000	6/1/2016	Aa3	250,000	272,458
KY Asset Liability Commission	5.000	5/1/2016	Aa3/A+*/AA-@	1,000,000	1,115,180
KY Asset Liability Project Notes	5.000	9/1/2016	Aa2/AA*/AA-@	2,000,000	2,248,260
KY Asset Liability Project Notes	5.000	9/1/2015	Aa2/AA*/AA-@	275,000	313,354
KY Asset Liability Project Notes	4.500	9/1/2016	Aa2/AA*/AA-@	175,000	201,661
KY Asset Liability Project Notes	5.000	9/1/2017	Aa2/AA*/AA-@	1,500,000	1,797,810
KY Asset Liability Projects — Federal Highway	4.200	9/1/2018	Aa2/AA*/AA-@	1,500,000	1,707,915
KY Asset Liability	4.300	9/1/2019	Aa2/AA*/AA-@	1,400,000	1,582,966
KY Asset Liability Commission University of Ky Project Notes	5.000	10/1/2019	Aa2/AA-*	320,000	375,712
KY Asset Liability Commission University of Ky Project Notes	4.000	10/1/2019	Aa2/AA-*	100,000	109,545
KY Asset Liability Commission University of Ky Project Notes	5.000	10/1/2016	Aa2/AA-*	1,250,000	1,428,713
KY Asset Liability Project Notes	4.400	10/1/2019	Aa2/AA-*	1,750,000	1,934,485
KY Asset Liability Commission University of Ky Project Notes	4.450	10/1/2020	Aa2/AA-*	500,000	548,815
KY Economic Development Finance Authority — Norton Health	6.000	10/1/2018	Baa2/BBB*	560,000	593,466
KY Rural Water Finance Corporation	3.625	2/1/2016	Baa2/AA-*	350,000	362,698
KY Rural Water Finance Corporation	4.000	2/1/2014	Baa1/AA-*	300,000	312,363
KY State Property & Building #84	5.000	8/1/2019	Aa3/A+*/AA-@	1,000,000	1,206,260
KY State Property & Building #93	5.250	2/1/2021	Aa3/AA-*/AA-@	200,000	236,076
Ky State Property & Building #87	5.000	3/1/2017	Aa3/A+*/AA-@	850,000	994,194
KY State Property & Building #87	5.000	3/1/2020	Aa3/A+*/AA-@	4,500,000	5,102,955
KY State Property & Building #82	5.250	10/1/2013	Aa3/AA-*/AA-@	500,000	540,015
KY State Property & Building #82	5.250	10/1/2015	Aa3/AA-*/AA-@	2,525,000	2,888,070
KY State Property & Building #82	5.250	10/1/2017	Aa3/AA-*/AA-@	1,260,000	1,507,161
Ky State Property & Building #85	5.000	8/1/2016	Aa3/AA-*/AA-@	835,000	939,450
KY State Property & Building #88	5.000	11/1/2014	Aa3/A+*/AA-@	1,000,000	1,110,070
KY State Property & Building #88	5.000	11/1/2015	Aa3/A+*/AA-@	955,000	1,087,554
KY State Property & Building #76	5.500	8/1/2017	Aa3/A+*/AA-@	190,000	228,992
KY State Property & Building #76	5.500	8/1/2018	Aa3/A+*/AA-@	1,415,000	1,731,875
KY State Property & Building #83	5.000	10/1/2016	Aa3/A+*/AA-@	775,000	902,828
KY State Property & Building #83	5.000	10/1/2017	Aa3/A+*/AA-@	100,000	118,370
KY State Property & Building #83	5.000	10/1/2019	Aa3/A+*/AA-@	1,750,000	2,114,070
KY State Property & Building #89	5.000	11/1/2014	Aa3/AA-*/AA-@	2,000,000	2,224,900
KY State Property & Building #89	5.000	11/1/2015	Aa3/AA-*/AA-@	2,230,000	2,536,848
KY State Turnpike Authority Economic Development	5.000	7/1/2019	AA2/AA+*/AA-@	2,250,000	2,518,538
KY State Turnpike Authority Economic Development	5.000	7/1/2017	Aa2/AA+*/AA-@	2,570,000	2,984,567
Lexington-Fayette Urban County Government Public Facilities	4.000	10/1/2018	Aa3	1,540,000	1,688,456
Lexington Fayette Urban County Government Public Property	4.000	5/1/2017	Aa2/AA*	180,000	203,789
Louisville & Jefferson County Metropolitian Sewer	5.000	5/15/2018	Aa3/AA*/AA-@	1,220,000	1,400,694
Louisville & Jefferson County Metropolitian Sewer	5.000	5/15/2016	Aa3/AA*/AA-@	500,000	565,845
Louisville & Jefferson County Metropolitian Sewer	5.000	5/15/2016	Aa3/AA*	100,000	116,008

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Madison County KY School District Finance Corporation	3.600%	2/1/2017	Aa3	$300,000	$318,738
Oldham County School Building Corporation	4.375	6/1/2018	Aa3	2,570,000	2,924,454
Paducah Electric Plant	3.000	10/1/2014	Aa3/A-@	750,000	792,300
Warren County KY School District Finance Corporation	4.000	2/1/2015	Aa3	785,000	849,150
Warren County KY School District Finance Corporation	4.000	2/1/2016	Aa3	1,330,000	1,467,402
Western Ky University	3.000	9/1/2014	Aa3/AA-*	1,000,000	1,047,140
Western Ky University	4.000	9/1/2017	Aa3/AA-*	2,145,000	2,406,819

					65,926,900
LEASE REVENUE BONDS
12.61% of Net Assets
Bullitt County KY School District Finance Corporation	4.100	10/1/2018	Aa3	165,000	176,385
Gallatin County School District Finance Corporation	4.000	5/1/2016	Aa3	175,000	192,600
Grant County School District Finance Corporation	3.750	6/1/2017	Aa3	190,000	207,888
Hazard KY Independent School District Finance Corporation	3.850	9/1/2017	Aa3	200,000	216,342
KY Association of Counties	4.250	2/1/2017	A+*	500,000	556,954
KY Association of Counties	4.000	2/1/2018	A+*	115,000	127,421
KY Association of Counties	4.250	2/1/2019	A+*	255,000	286,804
Ky Asset Liability Commission Revenue University of Kentucky	4.125	10/1/2019	Aa2/AA-*	150,000	168,626
KY Infrastructure Authority	5.250	8/1/2013	AA*	1,185,000	1,269,491
KY State Property & Building #94	5.000	5/1/2014	Aa2/A+*/AA-@	1,000,000	1,088,230
KY State Property & Building #94	5.000	5/1/2015	Aa2/A+*/AA-@	1,245,000	1,391,001
KY State Property & Building #94	5.000	5/1/2017	Aa2/A+*/AA-@	500,000	586,605
KY State Property & Building #93	5.250	2/1/2018	Aa3/A+*/AA-@	410,000	490,663
KY State Property & Building #87	5.000	3/1/2018	Aa3/A+*/AA-@	100,000	116,154
KY State Property & Building	5.000	11/1/2015	Aa3/A+*/AA-@	250,000	284,600
KY State Property & Building	5.000	11/1/2014	Aa3/A+*/AA-@	750,000	832,553
KY State Property & Building #100	5.000	8/1/2017	Aa3/A+*/AA-@	500,000	591,370
KY State Property & Building #95	5.000	8/1/2017	Aa3/A+*/AA-@	200,000	236,548
KY State Property & Building #101	5.000	10/1/2019	Aa3/A+*/AA-@	1,050,000	1,265,103
Pendleton County School District Finance Corporation	4.000	2/1/2020	Aa3	450,000	494,681
Pulaski County KY Public Property	3.750	12/1/2014	Aa3	480,000	515,294

					11,095,313
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.65% of Net Assets
KY Housing Corporation	4.875	7/1/2023	Aaa/AAA*	1,500,000	1,569,420
KY Housing Corporation	4.850	1/1/2024	Aaa/AAA*	750,000	763,590

					2,333,010
MUNICIPAL UTILITY REVENUE BONDS
2.57% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2015	Aa3/AA*	1,000,000	1,131,690
Louisville & Jefferson County Metropolitan Sewer	5.000	5/15/2015	Aa3/AA*	1,000,000	1,131,690

					2,263,380
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.06% of Net Assets
KY Development Finance Authority — Kings Daughters	5.000	2/1/2016	A1/A+*/A+@	1,000,000	1,110,480
KY Development Finance Authority — St. Elizabeth	5.000	5/1/2015	AA-*/AA-@	400,000	440,432
KY Economic Development Finance Authority — Catholic Health	4.000	5/1/2015	Aa2/AA*/AA@	250,000	263,580

					1,814,492
TURNPIKES AND TOLL ROAD BONDS
1.14% of Net Assets
KY Turnpike Authority Economic Development Road Revenue	4.125	7/1/2019	Aa2/AA+*/AA-@	105,000	120,056
KY Turnpike Economic Development	5.000	7/1/2016	Aa2/AA+*/AA-@	750,000	879,232

					999,288
PREREFUNDED BONDS
1.11% of Net Assets
KY Development Finance Authority — Norton Health	5.850	10/1/2015	BBB*	885,000	978,102

					978,102

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

CERTIFICATES OF PARTICIPATION BONDS
.88% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750%	3/1/2015	Aa3	$770,000	$770,454

					770,454
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.19% of Net Assets
Northern Ky University General Receipts	4.000	9/1/2018	Aa3/A+*	150,000	170,547

					170,547

Total Investments (cost $81,499,501) (See (a) below for further explanation) 98.12% of Net Assets					$86,351,486

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,909,326
Unrealized depreciation	(57,341)

Net unrealized appreciation	$4,851,985

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	86,351,486
Level 3	Significant Unobservable Inputs	—

$86,351,486

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $81,499,501)		$86,351,486
Cash		693,066
Interest receivable		1,074,423
Prepaid expenses		259

Total assets		88,119,234
LIABILITIES:
Payable for:
Distributions to shareholders	47,723
Fund shares redeemed	750
Investment advisory fee	36,792
Transfer agent fee	16,311
Accrued expenses	11,840

Total liabilities		113,416

NET ASSETS:
Capital		84,138,358
Net accumulated realized loss on investment transactions		(984,524)
Net unrealized appreciation in value of investments		4,851,985

Net assets at value		$88,005,819

NET ASSET VALUE, offering price and redemption price per share ($88,005,819 -:- 15,921,978 shares outstanding; unlimited number of shares authorized; no par value)		$5.53

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$1,255,133

Expenses:
Investment advisory fee	208,107
Transfer agent fee	54,519
Custodian expense	6,206
Professional fees	12,124
Trustee fees	5,581
Other expenses	15,092

Total expenses	301,629
Custodian expense reduction	(134)

Net expenses	301,495

Net investment income	953,638

Realized and unrealized gain on investments:
Net realized gain	46,150
Net change in unrealized appreciation/depreciation	1,917,862

Net realized and unrealized gain on investments	1,964,012

Net increase in net assets resulting from operations	$2,917,650

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$953,638	$1,714,591
Net realized gain on investments	46,150	199,821
Net change in unrealized appreciation/depreciation	1,917,862	177,100

Net increase in net assets resulting from operations	2,917,650	2,091,512
Distributions from net investment income	(953,638)	(1,714,591)
Net fund share transactions (Note 4)	13,636,349	2,862,186

Total increase	15,600,361	3,239,107
Net assets:
Beginning of period	72,405,458	69,166,351

End of period	$88,005,819	$72,405,458

Accumulated net investment income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$5.39		$5.36	$5.25	$5.16	$5.13	$5.14

Income from investment operations:
Net investment income	0.06		0.13	0.15	0.17	0.17	0.17
Net gains/(losses) on securities, both realized and unrealized	0.14		0.03	0.11	0.09	0.03	(0.01)

Total from investment operations	0.20		0.16	0.26	0.26	0.20	0.16
Less distributions:
Distributions from net investment income	(0.06)		(0.13)	(0.15)	(0.17)	(0.17)	(0.17)
Distributions from capital gains	—		—	—	—	—	—

Total distributions	(0.06)		(0.13)	(0.15)	(0.17)	(0.17)	(0.17)

Net asset value, end of period	$5.53		$5.39	$5.36	$5.25	$5.16	$5.13

Total return	3.79%	(b)	3.04%	4.99%	5.02%	3.94%	3.10%
Net assets, end of period (in thousands)	$88,006		$72,405	$69,166	$60,570	$53,955	$61,302
Ratio of net expenses to average net assets (a)	0.73%	(c)	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	2.30%	(c)	2.44%	2.80%	3.16%	3.28%	3.25%
Portfolio turnover	3.24%	(c)	15.37%	20.26%	15.64%	14.17%	4.87%

(a)	Percentages are after custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.73%(c)	For the six months ended December 31, 2011
0.72%	For the year ended June 30, 2011
0.72%	For the year ended June 30, 2010
0.72%	For the year ended June 30, 2009
0.73%	For the year ended June 30, 2008
0.72%	For the year ended June 30, 2007

(b)	Not annualized
(c)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
67.61% of Net Assets
Hinds County MS Revenue Refunding — MS Methodist Hospital	5.600%	05/01/2012	NR	$5,000	$5,042
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	175,200
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	137,900
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	Aa3/AA-*	120,000	131,303
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	20,000	20,761
MS Development Bank Special Obligation Canton — Series A	5.750	10/01/2031	Aa3	270,000	302,041
MS Development Bank Special Obligation Meridian Water and Sewer	5.125	07/01/2026	A*	50,000	51,011
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	349,765
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	137,629
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	125,000	131,389
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2025	Aa3/AA-*	100,000	106,413
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aa3/AA-*	60,000	63,053
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2034	Aa3/AA-*	335,000	346,300
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	A*	50,000	50,031
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	Aa3/AA-*	55,000	58,787
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	Aa3/AA-*	125,000	135,408
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A1	100,000	101,009
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa2	70,000	78,016
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	95,303
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	112,171
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	66,333
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	Aa3/AA-*	100,000	106,707
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	35,000	36,855
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	45,000	45,838
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,293
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	35,000	37,053
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	Aa3/AA-*	80,000	88,617
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	Aa3/AA-*	150,000	160,013
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	A*	150,000	150,479
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	325,563
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	175,000	192,680
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	133,115
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA+*	55,000	61,383
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA+*	150,000	162,567
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA+*	45,000	48,885
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	245,225
MS State University Educational Building Corporation	5.000	08/01/2028	Aa2/A+*/AA@	30,000	32,066
Olive Branch MS Public Improvement	4.125	06/01/2022	Aa2	100,000	102,151
University Southern MS Education Building — Series A	5.000	03/01/2022	Aa2	100,000	110,086
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	52,547

					4,793,988
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.40% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	101,993
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	186,958
MS State Capital Improvements Projects — Series A	5.000	10/01/2036	Aa2/AA*/AA+@	180,000	199,469
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa2/AA@	50,000	53,985
MS State University Educational Building Corporation	5.000	08/01/2036	Aa2/AA@	175,000	187,661
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	110,276
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	110,002

					950,344
PREREFUNDED BONDS
5.30% of Net Assets
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AA-*	10,000	10,453
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2032	Aa3/A+*	150,000	154,772

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Pearl River County MS Certificate of Participation	4.500%	04/01/2021	Baa2	$200,000	$210,363

					375,588
PUBLIC FACILITIES REVENUE BONDS
4.56% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	55,733
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	240,000	267,516

					323,249
GENERAL OBLIGATION BONDS
3.53% of Net Assets
MS State General Obligation	5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,401
MS State Capital Improvement Projects — Series A	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	166,579
MS State Refunding — Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	63,263
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,207

					250,450
LEASE REVENUE BONDS
3.33% of Net Assets
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	235,917

					235,917
ESCROWED TO MATURITY BONDS
.46% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/AA+*	25,000	27,621
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	5,000	5,146

					32,767

Total Investments (cost $6,626,157) (See (a) below for further explanation) 98.19% of Net Assets					$6,962,303

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$346,194
Unrealized depreciation	(9,920)

Net unrealized appreciation	$336,274

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,962,432
Level 3	Significant Unobservable Inputs	—

$6,962,432

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $6,626,157)		$6,962,303
Cash		57,536
Interest receivable		116,390

Total assets		7,136,229
LIABILITIES:
Payable for:
Distributions to shareholders	32,626
Fund shares redeemed	5,000
Investment advisory fee	1,733
Transfer agent fee	2,594
Trustee fee	8
Accrued expenses	3,148

Total liabilities		45,109

NET ASSETS:
Capital		6,766,042
Accumulated net investment income		129
Net accumulated realized loss on investment transactions		(11,197)
Net unrealized appreciation in value of investments		336,146

Net assets at value		$7,091,120

NET ASSET VALUE, offering price and redemption price per share ($7,091,120 -:- 598,829 shares outstanding; unlimited number of shares authorized; no par value)		$11.84

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$146,387

Expenses:
Investment advisory fee	16,848
Transfer agent fee	5,201
Custodian expense	879
Pricing fees	2,262
Professional fees	1,551
Trustee fees	456
Registration fees	654
Other expenses	1,177

Total expenses	29,028
Fees waived by Adviser	(7,074)
Custodian expense reduction	(53)

Net expenses	21,901

Net investment income	124,486

Realized and unrealized gain/(loss) on investments:
Net realized loss	(27,265)
Net change in unrealized appreciation/depreciation	321,012

Net realized and unrealized gain on investments	293,747

Net decrease in net assets resulting from operations	$418,233

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$124,486	$242,439
Net realized gain/(loss) on investments	(27,265)	49,358
Net change in unrealized appreciation/depreciation	321,012	(90,754)

Net increase in net assets resulting from operations	418,233	201,043
Distributions from net investment income	(124,357)	(242,439)
Net fund share transactions (Note 4)	421,177	96,180

Total increase	715,053	54,784
Net assets:
Beginning of period	6,376,067	6,321,283

End of period	$7,091,120	$6,376,067

Accumulated net investment income	$129	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.33		$11.41	$11.03	$11.08	$11.24	$11.25

Income from investment operations:
Net investment income	0.22		0.44	0.45	0.45	0.45	0.45
Net gains/(losses) on securities, both realized and unrealized	0.51		(0.08)	0.38	(0.05)	(0.16)	0.04

Total from investment operations	0.73		0.36	0.83	0.40	0.29	0.49
Less distributions:
Distributions from net investment income	(0.22)		(0.44)	(0.45)	(0.45)	(0.45)	(0.45)
Distributions from capital gains	—		—	— (b)	— (b)	—	(0.05)

Total distributions:	(0.22)		(0.44)	(0.45)	(0.45)	(0.45)	(0.50)

Net asset value, end of period	$11.84		$11.33	$11.41	$11.03	$11.08	$11.24

Total return	6.45%	(c)	3.19%	7.65%	3.72%	2.64%	4.39%
Net assets, end of period (in thousands)	$7,091		$6,376	$6,321	$5,001	$4,447	$5,103
Ratio of net expenses to average net assets (a)	0.65%	(d)	0.58%	0.45%	0.44%	0.45%	0.45%
Ratio of net investment income to average net assets	3.71%	(d)	3.86%	3.99%	4.11%	4.02%	3.98%
Portfolio turnover	6.70%	(d)	20.53%	10.04%	9.30%	2.79%	11.57%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.22%	(d)	0%	(d)	For the six months ended December 31, 2011
.26%		0%		For the year ended June 30, 2011
.46%		0%		For the year ended June 30, 2010
.53%		.08%		For the year ended June 30, 2009
.46%		.10%		For the year ended June 30, 2008
.43%		.09%		For the year ended June 30, 2007

(b)	Rounds to less than $0.01.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
49.76% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,079,750
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,082,150
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,111,640
Charlotte NC Airport Revenue	5.250	07/01/2023	Aa3/A+*/A+@	1,000,000	1,054,110
Charlotte NC Airport Revenue Refunding Charlotte Douglas	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,084,380
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,081,750
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,799,326
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	802,583
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,068,580
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,086,920
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AA-*	500,000	545,795
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA-*	550,000	599,990
Montgomery County NC Certificates of Participation — Series A	5.000	02/01/2030	A-*	1,680,000	1,768,418
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA-*	890,000	1,001,998
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AA-*	2,500,000	2,576,400
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1/A-@	45,000	45,064
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/BBB*/A-@	1,000,000	1,266,560
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/A-@	1,000,000	1,096,650
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,225,830
NC Eastern Municipal Power Agency — Series B	6.000	01/01/2022	Aa3/AA-*/AA-@	915,000	1,161,574
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,115,640
NC Medical Care Community Hospital Revenue — Stanly Hospital	5.375	10/01/2014	BBB+@	20,000	20,033
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,067,850
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA-*	1,325,000	1,395,331
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AA-*	1,250,000	1,406,088
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AA-*	1,000,000	1,088,360
University NC System Pool Revenue — Series A	5.000	10/01/2033	Aa3/A+*	430,000	452,028
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A-*	1,000,000	1,063,530
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	616,053
University of NC System Pool Revenue — Series A	5.000	10/01/2026	Aa3	1,000,000	1,112,980
University of NC System Pool Revenue — Series A	5.000	10/01/2033	Aa3	1,000,000	1,069,590
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,554,240
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	539,535
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa3/AA-*	780,000	872,266
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa3/AA-*	750,000	816,855
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa3/AA-*	1,355,000	1,442,899
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA@	500,000	512,740

					38,685,486
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
14.10% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	816,900
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,078,780
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	518,565
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,594,360
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	845,021
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	798,203
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,002
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	583,011
Mecklenburg County NC Certificates of Participation — Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,098,790
Mecklenburg County NC Certificates of Participation — Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	455,391
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	1,982,950
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	218,180
Wilmington NC Certificates of Participation — Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	264,020
Winston Salem NC Certificates of Participation — Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	705,678

					10,964,851

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

HOSPITAL AND HEALTHCARE REVENUE BONDS
8.55% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000%	01/15/2031	Aa3/AA-*	$450,000	$467,231
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,165,461
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	784,073
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,054,340
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,000,000	1,036,100
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	Aa3/AA-*	355,000	365,664
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,701,826
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,015
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,048

					6,644,758
PUBLIC FACILITIES REVENUE BONDS
6.89% of Net Assets
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,023,213
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	260,821
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,591,548
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	483,336

					5,358,918
MUNICIPAL UTILITY REVENUE BONDS
6.65% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	303,711
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,742,594
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,032,028
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	1,000,000	1,090,500

					5,168,833
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.33% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	547,520
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,339,875
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	544,635
Pitt County NC Limited Obligation — Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	112,464
University NC Chapel Hill Revenue Bonds General Refunding	5.000	12/01/2034	Aaa/AA+*/AAA@	1,000,000	1,060,480
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	500,000	540,635

					4,145,609
LEASE REVENUE BONDS
3.57% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	797,378
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	641,079
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AAA@	1,215,000	1,335,479

					2,773,936
GENERAL OBLIGATION BONDS
2.92% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	252,927
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	363,760
Wake County NC Limited Obligation — Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,649,970

					2,266,657
PREREFUNDED BONDS
.48% of Net Assets
NC Eastern Municipal Power Agency Power System — Series A	6.000	01/01/2026	Aaa/A-*/A-@	275,000	375,169

					375,169
STATE AND LOCAL MORTGAGE REVENUE BONDS
.01% of Net Assets
NC Housing Finance Agency Single Family Revenue — Series II	6.200	03/01/2016	Aa2/AA*	10,000	10,003

					10,003

Total Investments (cost $72,613,307) (See (a) below for further explanation) 98.26% of Net Assets					$76,394,220

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2011

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,847,241
Unrealized depreciation	(66,328)

Net unrealized appreciation	$3,780,913

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	76,394,220
Level 3	Significant Unobservable Inputs	—

$76,394,220

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $72,613,307)		$76,394,220
Cash		796,273
Interest receivable		891,818
Receivable for fund shares sold		20,000
Prepaid expenses		1,521

Total assets		78,103,832
LIABILITIES:
Payable for:
Distributions to shareholders	228,375
Fund shares redeemed	77,621
Investment advisory fee	34,079
Transfer agent fee	9,061
Accrued expenses	11,571

Total liabilities		360,707

NET ASSETS:
Capital		73,949,412
Accumulated net investment income		2,719
Net accumulated realized gain on investment transactions		10,082
Net unrealized appreciation in value of investments		3,780,912

Net assets at value		$77,743,125

NET ASSET VALUE, offering price and redemption price per share ($77,743,125 -:- 6,816,663 shares outstanding; unlimited number of shares authorized; no par value)		$11.40

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$1,660,862

Expenses:
Investment advisory fee	192,827
Transfer agent fee	50,832
Custodian expense	5,906
Professional fees	8,666
Trustee fees	5,276
Other expenses	10,082

Total expenses	273,589
Custodian expense reduction	(124)

Net expenses	273,465

Net investment income	1,387,397

Realized and unrealized gain on investments:
Net realized gain	148,972
Net change in unrealized appreciation/depreciation	3,188,237

Net realized and unrealized gain on investments	3,337,209

Net increase in net assets resulting from operations	$4,724,606

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$1,387,397	$2,813,638
Net realized gain on investments	148,972	325,856
Net change in unrealized appreciation/depreciation	3,188,237	(1,125,078)

Net increase in net assets resulting from operations	4,724,606	2,014,416
Distributions from net investment income	(1,384,678)	(2,813,638)
Net fund share transactions (Note 4)	(908,611)	(1,004,724)

Total increase/(decrease)	2,431,317	(1,803,946)
Net assets:
Beginning of period	75,311,808	77,115,754

End of period	$77,743,125	$75,311,808

Accumulated net investment income	$2,719	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.92		$11.01	$10.71	$10.62	$10.74	$10.74

Income from investment operations:
Net investment income	0.20		0.40	0.40	0.41	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	0.48		(0.09)	0.30	0.09	(0.12)	— (b)

Total from investment operations	0.68		0.31	0.70	0.50	0.29	0.41
Less distributions:
Distributions from net investment income	(0.20)		(0.40)	(0.40)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	—		—	—	—	—	—

Total distributions	(0.20)		(0.40)	(0.40)	(0.41)	(0.41)	(0.41)

Net asset value, end of period	$11.40		$10.92	$11.01	$10.71	$10.62	$10.74

Total return	6.29%	(c)	2.90%	6.62%	4.83%	2.69%	3.85%
Net assets, end of period (in thousands)	$77,743		$75,312	$77,116	$66,891	$65,300	$54,994
Ratio of net expenses to average net assets (a)	0.71%	(d)	0.70%	0.72%	0.72%	0.71%	0.73%
Ratio of net investment income to average net assets	3.61%	(d)	3.69%	3.66%	3.89%	3.76%	3.79%
Portfolio turnover	2.10%	(d)	14.16%	5.92%	7.82%	11.03%	5.20%

(a)	Percentages are after Custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.71%(d)	For the six months ended December 31, 2011
0.70%	For the year ended June 30, 2011
0.72%	For the year ended June 30, 2010
0.72%	For the year ended June 30, 2009
0.72%	For the year ended June 30, 2008
0.74%	For the year ended June 30, 2007

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS				`
57.95% of Net Assets
Appalachian State University NC Revenue	5.000%	7/15/2018	Aa3	$75,000	$83,746
Asheville NC Water System Revenue Refunding	5.000	8/1/2017	Aa2/AA*	140,000	159,890
Buncombe County NC Certificates of Participation	4.000	4/1/2016	Aa2/AA*	125,000	140,574
Burke County NC Certificates of Participation	5.000	4/1/2020	A1/A*	180,000	199,422
Burke County NC Certificates of Participation	4.250	4/1/2016	A1/A*	50,000	55,252
Cabarrus County NC Certificates of Participation	5.625	2/1/2016	Aa2/AA*/AA@	125,000	147,428
Cabarrus County NC Certificates of Participation	4.250	6/1/2017	Aa2/AA*/AA@	175,000	201,136
Catawba County NC Certificates of Participation	5.250	6/1/2019	Aa2/BBB*	200,000	222,288
Craven County NC Certificates of Participation	4.375	6/1/2016	Aa3/AA-*	115,000	129,085
Dare County NC Certificates of Participation	5.250	6/1/2014	Aa3/AA-*/AA-@	150,000	163,800
Davie County NC Community College	4.000	6/1/2013	Aa3/A+*	250,000	260,540
Edgecombe County NC Schools	4.000	2/1/2015	A1/A+*	235,000	255,172
Harnett County NC Certificates of Participation	5.000	12/1/2015	Aa3/AA-*	125,000	142,308
Harnett County NC Certificates of Participation	5.000	12/1/2021	Aa3/AA-*	200,000	227,702
Harnett County NC Certificates of Participation	3.500	6/1/2016	Aa3/AA-*	250,000	272,533
Haywood NC Certificates of Participation Refunding	5.000	10/1/2016	A1/A*	635,000	681,431
Henderson County NC Certificates of Participation	5.250	5/1/2020	Aa3/AA-*/AA-@	300,000	328,356
Henderson County NC Certificates of Participation	5.000	6/1/2014	Aa3/AA-*/AA-@	50,000	54,429
High Point NC Combined Enterprise System Revenue	5.000	11/1/2018	Aa2/AA+*/AA+@	145,000	160,918
Iredell County NC Certificates of Participation School Project	5.000	6/1/2018	Aa3/AA-*	425,000	486,804
Johnston NC Memorial Hospital Authority	4.000	10/1/2012	Aa3/AA-*	200,000	204,318
Johnston NC Memorial Hospital Authority	4.000	4/1/2015	Aa3/AA-*	100,000	107,082
Lee County NC Certificates of Participation	5.000	4/1/2016	Aa3/AA-*	215,000	233,200
Lincoln County NC Certificates of Participation	5.000	6/1/2016	Aa3/AA-*/AA-@	200,000	228,992
Lincolnton NC Enterprise System Revenue	5.000	5/1/2016	NR	385,000	412,420
Nash County NC Limited Obligation	3.000	10/1/2015	Aa3/AA-*	400,000	425,884
Nash County NC Limited Obligation	5.000	10/1/2018	Aa3/AA-*	150,000	180,917
New Hanover County NC Certificates of Participation	5.000	3/1/2017	Aa1/AA*	250,000	264,885
NC Medical Care Community Hospital Rowan Medical	5.250	9/1/2016	Aa3/AA-*	1,100,000	1,199,044
NC Eastern Municipal Power Agency	5.250	1/1/2019	Aa3/AA-*/A-@	550,000	647,911
NC Eastern Municipal Power Agency System Revenue	5.000	1/1/2020	A-*/A-@	100,000	110,874
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	1/1/2019	A2/A*/A@	100,000	105,004
NC Infrastructure Certificates of Participation	5.000	6/1/2018	Aa1/AA+*/AA+@	100,000	115,188
NC Infrastructure Finance Corporation Certificates of Participation	5.000	2/1/2017	Aa1/AA+*/AA+@	150,000	178,203
NC Infrastructure Finance Corporation Certificates of Participation	5.000	2/1/2020	Aa1/AA+*/AA+@	425,000	490,140
NC Medical Care — Caromont Health	3.250	2/15/2018	Aa3/AA-*	370,000	391,923
NC Medical Care Community Healthcare Facilities	4.000	10/1/2018	Aa3/AA-*/AA-@	240,000	252,655
Onslow County NC Certificates of Participation	5.000	6/1/2018	Aa3/A+*	140,000	157,678
Pitt County NC Certificates of Participation School Facility	4.000	4/1/2015	Aa3/AA-*/AA@	100,000	108,503
Randolph County NC Certificates of Participation	5.000	6/1/2016	Aa3/AA-*	170,000	188,356
Rockingham NC Certificates of Participation	5.250	4/1/2013	Aa3/A+*	125,000	127,566
Rutherford County NC Certificates of Participation	5.000	12/1/2017	Aa3/AA-*	105,000	124,171
Rutherford County NC Certificates of Participation	5.000	12/1/2018	Aa3/AA-*	205,000	241,674
Rutherford NC Certificates of Participation	4.000	12/1/2019	Aa3/AA-*	200,000	222,103
Sampson County NC Certificates of Participation	5.000	6/1/2014	Aa3/AA-*	50,000	54,517
Sampson Area Development Corporation NC Refunding	4.000	6/1/2015	AA+*	150,000	162,608
Union County NC Certificates of Participation	5.000	6/1/2020	Aa2/AA-*/AA@	250,000	280,215
University NC Wilmington Certificates of Participation	4.000	6/1/2017	Aa3/AA-*	100,000	111,639
University NC Wilmington Certificates of Participation	5.000	6/1/2014	A-*	40,000	43,384
University NC Wilmington Certificates of Participation	4.250	6/1/2017	A-*	300,000	329,610
University NC System Pool Revenue Asheville Wilmington	5.000	10/1/2016	Aa3/AA-*	230,000	269,440
Wilson NC Certificates of Participation	5.000	5/1/2016	Aa3/AA-*	200,000	229,820
Wilson NC Certificates of Participation	5.000	5/1/2018	Aa3/AA-*	60,000	69,991

					12,642,729

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
18.38% of Net Assets
Buncombe County NC Certificates of Participation	5.000%	4/1/2018	Aa2/AA*	$250,000	$279,107
Cabarrus County NC Certificates of Participation	5.000	6/1/2019	Aa2/AA*/AA@	370,000	441,716
Cabarrus County NC Certificates of Participation	4.000	1/1/2015	Aa2/AA*/AA@	225,000	244,498
Cabarrus County NC Certificates of Participation	5.000	1/1/2017	Aa2/AA*/AA@	150,000	176,798
Chapel Hill NC Certificates of Participation Operations Center	5.250	6/1/2019	Aa1/AA+*	260,000	291,730
Charlotte NC Certificates of Participation	4.000	6/1/2012	Aa2/AA+*/AA+@	50,000	50,666
Charlotte NC Certificates of Participation Refunding	5.000	12/1/2021	Aa2/AA+*/AA@	270,000	296,636
Charlotte NC Certificates of Participation	4.375	12/1/2014	Aa2/AA+*	50,000	50,506
Charlotte NC Certificates of Participation Transit Projects	4.000	6/1/2016	Aa2/AA+*/AA+@	100,000	109,564
Cumberland County NC Certificates of Participation	5.000	12/1/2015	Aa2/AA*	75,000	85,879
Cumberland County NC Certificates of Participation	5.000	12/1/2017	Aa2/AA*	350,000	418,478
Forsyth County NC Certificates of Participation	5.000	10/1/2019	Aa1/AA+*/AA+@	600,000	682,692
Montgomery County NC Certificates of Participation	5.000	2/1/2017	A-*	125,000	144,093
Mooreville NC Certificates of Participation	4.125	9/1/2018	AA-*	250,000	280,330
NC Infrastructure Finance Corporation Certificates of Participation	5.000	2/1/2016	Aa1/AA+*/AA+@	200,000	224,834
Randolph County NC Certificates of Participation	5.000	2/1/2018	Aa3	200,000	231,074

					4,008,601
MUNICIPAL UTILITY REVENUE BONDS
8.85% of Net Assets
Moore County NC	5.000	6/1/2017	Aa3/AA-*	685,000	809,725
NC Eastern Municipal Power Agency — Series D	4.000	1/1/2016	Baa1/A-*/A-@	95,000	104,349
NC Eastern Municipal Power Agency	5.375	1/1/2017	Baa1/A-*	200,000	208,010
NC Eastern Municipal Power Agency — Series B	3.250	1/1/2015	Baa1/A-*/A-@	250,000	264,004
NC Eastern Municipal Power Agency — Series A	5.000	1/1/2016	A-*/A-@	50,000	57,088
NC Municipal Power Agency Number 1 Catawba Electric	5.250	1/1/2017	A2/A*/A@	200,000	234,856
NC Municipal Power Agency Number 1 Catawba Electric	4.000	1/1/2016	A2/A*/A@	100,000	110,580
NC Municipal Power Agency Number 1 Catawba Electric	5.000	1/1/2016	A2/A*/A@	125,000	143,088

					1,931,700
PUBLIC FACILITIES REVENUE BONDS
3.45% of Net Assets
Charlotte NC Airport — Charlotte Douglas International	4.125	7/1/2016	Aa3/A+*/A+@	100,000	111,434
Charlotte NC Airport Revenue Refunding	5.000	7/1/2015	A1/A+*/A+@	350,000	392,795
Mecklenburg County NC Certificates of Participation	5.000	2/1/2017	Aa1/AA+*/AA+@	105,000	124,173
Raleigh Durham NC Airport Authority — Series B	5.000	11/1/2017	Aa3/AA-@	105,000	124,491

					752,893
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.27% of Net Assets
University of NC Ashville Revenue	5.000	6/1/2014	A1	20,000	20,348
University NC System Pool Revenue	5.000	10/1/2016	Aa2	250,000	296,300
University NC System Pool Revenue	5.000	10/1/2015	Aa3	350,000	396,036

					712,684
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.28% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	1/15/2019	Aa3/AA-*	200,000	224,450
Charlotte-Mecklenburg Hospital	4.375	1/15/2019	Aa3/AA-*	150,000	165,325
NC Medical Care Mission Health Combined Group	4.000	10/1/2014	Aa3/AA*/AA@	100,000	106,604

					496,379
PREREFUNDED BONDS
1.84% of Net Assets
Catawba County NC Certificate of Participation Public School	5.250	6/1/2016	Aa2	125,000	138,971
Catawba County NC Certificate of Participation Public School	5.250	6/1/2018	Aa2	125,000	138,971
NC Infrastructure Finance Corporation Certificates of Participation	5.000	2/1/2019	Aa1/AA+*/AA+@	85,000	92,815
University of NC Ashville Revenue	5.000	6/1/2014	A1	30,000	30,570

					401,327

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.16% of Net Assets
NC Housing Finance Agency Series 31-B	3.850%	1/1/2017	Aa2/AA*	$145,000	$152,615
NC Housing Financial Agency Home Ownership — Series 16B	4.125	7/1/2012	Aa2/AA*	100,000	101,324

					253,939
LEASE REVENUE BONDS
.69% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	1/1/2018	A2/A*/A@	125,000	149,590

					149,590
GENERAL OBLIGATION BONDS
.61% of Net Assets
Cabarrus County NC Public Improvement	5.000	3/1/2018	Aa1/AA+*/AA+@	100,000	115,760
NC State Public Improvement — Series A	5.000	3/1/2019	Aaa/AAA*	15,000	16,993

					132,753

Total Investments (cost $20,419,202) (See (a) below for further explanation) 98.48% of Net Assets					$21,482,595

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,069,994
Unrealized depreciation	(6,601)

Net unrealized appreciation	$1,063,393

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,482,595
Level 3	Significant Unobservable Inputs	—

$21,482,595

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $20,419,202)		$21,482,595
Cash		123,583
Interest receivable		237,714

Total assets		21,843,892
LIABILITIES:
Payable for:
Distributions to shareholders	8,485
Investment advisory fee	9,104
Transfer agent fee	2,828
Trustee fees	373
Accrued expenses	7,545

Total liabilities		28,335

NET ASSETS:
Capital		20,720,651
Net accumulated realized gain on investment transactions		31,513
Net unrealized appreciation in value of investments		1,063,393

Net assets at value		$21,815,557

NET ASSET VALUE, offering price and redemption price per share ($21,815,557 -:- 1,951,224 shares outstanding; unlimited number of shares authorized; no par value)		$11.18

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$344,738

Expenses:
Investment advisory fee	56,944
Transfer agent fee	17,261
Custodian expense	1,789
Professional fees	5,690
Trustee fees	1,568
Other expenses	3,701

Total expenses	86,953
Custodian expense reduction	(71)

Net expenses	86,882

Net investment income	257,856

Realized and unrealized gain on investments:
Net realized gain	78,354
Net change in unrealized appreciation/depreciation	412,773

Net realized and unrealized gain on investments	491,127

Net increase in net assets resulting from operations	$748,983

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$257,856	$457,012
Net realized gain on investments	78,354	32,681
Net change in unrealized appreciation/depreciation	412,773	219,520

Net increase in net assets resulting from operations	748,983	709,213
Distributions from net investment income	(257,856)	(457,012)
Net fund share transactions (Note 4)	(754,909)	5,876,130

Total increase/(decrease)	(263,782)	6,128,331
Net assets:
Beginning of period	22,079,339	15,951,008

End of period	$21,815,557	$22,079,339

Accumulated net investment income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.93		$10.78	$10.57	$10.37	$10.30	$10.31

Income from investment operations:
Net investment income	0.13		0.26	0.29	0.32	0.32	0.32
Net gains/(losses) on securities, both realized and unrealized	0.25		0.15	0.21	0.20	0.07	(0.01)

Total from investment operations	0.38		0.41	0.50	0.52	0.39	0.31
Less distributions:
Distributions from net investment income	(0.13)		(0.26)	(0.29)	(0.32)	(0.32)	(0.32)
Distributions from capital gains	—		—	—	—	—	— (b)

Total distributions	(0.13)		(0.26)	(0.29)	(0.32)	(0.32)	(0.32)

Net asset value, end of period	$11.18		$10.93	$10.78	$10.57	$10.37	$10.30

Total return	3.46%	(c)	3.86%	4.77%	5.07%	3.78%	2.97%
Net assets, end of period (in thousands)	$21,816		$22,079	$15,951	$11,662	$11,134	$11,281
Ratio of net expenses to average net assets (a)	0.77%	(d)	0.77%	0.82%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	2.28%	(d)	2.41%	2.69%	3.04%	3.03%	3.01%
Portfolio turnover	7.80%	(d)	5.15%	17.94%	10.14%	23.91%	13.33%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
0%	(d)	0%	(d)	For the six months ended December 31, 2011
0%		0%		For the year ended June 30, 2011
0%		0%		For the year ended June 30, 2010
.02%		.03%		For the year ended June 30, 2009
0%		.04%		For the year ended June 30, 2008
0%		.04%		For the year ended June 30, 2007

(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
49.22% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$113,426
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,672,830
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	803,678
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	250,000	263,685
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	789,555
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AA*/AA@	1,000,000	1,087,810
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,336,975
Cleveland TN General Obligation — Series A	5.000	06/01/2027	Aa3/A+*	680,000	723,989
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,342,816
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,068,750
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,070,040
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,793,721
Giles County TN	4.500	02/01/2018	Aa3	1,000,000	1,045,720
Greene County TN General Obligation — Series B	5.000	06/01/2024	A1	505,000	543,900
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	AA*	1,000,000	1,088,360
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AA*	740,000	787,316
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,467,768
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,509,077
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,069,420
Knox County TN Health Educational & Housing Facilities Fort Sanders	6.250	01/01/2013	Baa2/BBB*	10,000	10,416
Knox County TN Health Educational & Housing — Covenant Health	5.000	01/01/2022	Aa3/AA-*/AA@	450,000	457,479
Knoxville TN Gas Revenue Refunded System — Series K	4.750	03/01/2022	Aa2/AA*	800,000	806,392
Knoxville TN Wastewater System Revenue — Series A	4.750	04/01/2021	Aa2/AA+*	1,150,000	1,159,476
Knoxville TN Wastewater System Revenue Improvement — Series A	5.000	04/01/2037	Aa2/AA+*	370,000	385,052
Manchester TN Refunding General Obligation	5.000	06/01/2038	Aa3/AA-*	100,000	112,248
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,131,323
Metro Nashville & Davidson County TN Multi-Family	4.600	11/01/2026	NR	830,000	838,382
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AA-*	1,000,000	1,085,650
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,551,185
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2028	Aa1/AA*/AA@	240,000	264,156
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*	560,000	606,334
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*	565,000	606,803
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,096,070
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,268
Overton County TN Refunding — Schools General Obligation	5.000	04/01/2018	Baa2	500,000	547,925
Pigeon Forge TN Refunding — Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,084,620
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,512,318
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AA-*	1,000,000	1,075,040
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	787,486
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AA-*	1,125,000	1,256,468
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa1/AA+*	550,000	550,297
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,533,161
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,572,840
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,675,053
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,328,144
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,674,864

					47,543,286
GENERAL OBLIGATION BONDS
9.76% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	957,743
Memphis TN Refunding & General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	940,763
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,541,930
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	918,910
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,553,720
Shelby County TN — Series A	4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	511,090

					9,424,156

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
8.38% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000%	05/01/2029	A*	$250,000	$264,602
Clarksville TN Electric Systems Revenue — Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,136,910
Clarksville TN Electric Systems Revenue — Series A	5.000	09/01/2032	Aa2/AA-*	480,000	528,514
Clarksville TN Electric Systems Revenue — Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,191,220
Knox-Chapman TN Utility District Knox County Water & Sewer	5.250	01/01/2036	AA-*	700,000	776,208
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	502,748
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2036	AA+*/AA+@	1,250,000	1,375,613
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,315,747

					8,091,562
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.92% of Net Assets
Metropolitan Government Nashville & Davidson County TN Housing	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,095,330
Shelby County TN Health Education & Housing Facilities Board	5.000	08/01/2030	A1/A+*	500,000	548,230
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,117,030
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,419,821
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	543,410
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,924,625

					7,648,446
STATE AND LOCAL MORTGAGE REVENUE
6.98% of Net Assets
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	815,000	852,237
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	605,000	633,665
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	800,000	831,928
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,475,000	1,542,083
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	745,000	788,054
TN Housing Development Agency Series 2001 — 3B	5.250	01/01/2020	Aa1/AA+*	230,000	230,205
TN Housing Development Agency Mortgage Financing — Series A	5.200	07/01/2023	Aa2/AA*	1,825,000	1,865,460

					6,743,632
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.80% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000	11/15/2040	Aa1/AA+*/AA+@	1,500,000	1,585,860
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	4,981,848

					6,567,708
PREREFUNDED BONDS
4.62% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	800,000	889,008
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3	200,000	203,056
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	BBB*	2,000,000	2,006,660
Kingsport TN Industrial Development Board Multi-family	5.400	04/20/2021	NR	350,000	378,175
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/BBB*	440,000	495,422
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/BBB*	435,000	489,793

					4,462,114
LEASE REVENUE BONDS
2.83% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000	09/01/2026	AA*/AA+@	250,000	279,753
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	255,935
Memphis Shelby County TN Port Community Development Revenue	5.000	04/01/2035	Aa3/AA-*	500,000	533,535
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	816,697
TN Housing Development Agency — Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	820,000	850,078

					2,735,998
ESCROWED TO MATURITY BONDS
2.03% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	BBB*	775,000	778,162
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,108,280

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Metro Nashville & Davidson County TN Water & Sewer	6.500%	12/01/2014	Aaa/BBB*	$60,000	$70,210

					1,956,652
INDUSTRIAL REVENUE BONDS
.99% of Net Assets
Industrial Development Board TN Blount County & Cities	5.000	06/01/2027	Aa3/AA-*	850,000	957,346

					957,346
PUBLIC FACILITIES REVENUE BONDS
.57% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	550,485

					550,485

Total Investments (cost $92,100,524) (See (a) below for further explanation) 100.10% of Net Assets					$96,681,385

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,673,743
Unrealized depreciation	(92,882)

Net unrealized appreciation	$4,580,861

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	96,681,385
Level 3	Significant Unobservable Inputs	—

$96,681,385

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $92,100,524)		$96,681,385
Cash		530,510
Interest receivable		1,368,422
Prepaid expenses		1,879

Total assets		98,582,196
LIABILITIES:
Payable for:
Investments purchased	1,530,993
Distributions to shareholders	367,081
Investment advisory fee	40,221
Transfer agent fee	10,379
Accrued expenses	42,510

Total liabilities		1,991,184

NET ASSETS:
Capital		92,710,583
Net accumulated realized loss on investment transactions		(700,432)
Net unrealized appreciation in value of investments		4,580,861

Net assets at value		$96,591,012

NET ASSET VALUE, offering price and redemption price per share ($96,591,012 -:- 8,454,000 shares outstanding; unlimited number of shares authorized; no par value)		$11.43

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$2,015,294

Expenses:
Investment advisory fee	234,375
Transfer agent fee	60,431
Custodian expense	7,141
Professional fees	10,501
Trustee fees	6,393
Other expenses	9,476

Total expenses	328,317
Custodian expense reduction	(134)

Net expenses	328,183

Net investment income	1,687,111

Realized and unrealized gain on investments:
Net realized gain	123,215
Net change in unrealized appreciation/depreciation	3,100,694

Net realized and unrealized loss on investments	3,223,909

Net increase in net assets resulting from operations	$4,911,020

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$1,687,111	$3,451,031
Net realized gain on investments	123,215	407,508
Net change in unrealized appreciation/depreciation	3,100,694	(613,152)

Net increase in net assets resulting from operations	4,911,020	3,245,387
Distributions from net investment income	(1,687,111)	(3,451,031)
Net fund share transactions (Note 4)	1,626,887	(3,013,841)

Total increase/(decrease)	4,850,796	(3,219,485)
Net assets:
Beginning of period	91,740,216	94,959,701

End of period	$96,591,012	$91,740,216

Accumulated net investment income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.04		$11.04	$10.71	$10.77	$10.87	$10.84

Income from investment operations:
Net investment income	0.20		0.41	0.40	0.41	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	0.39		0.00 (b)	0.33	(0.06)	(0.10)	0.03

Total from investment operations	0.59		0.41	0.73	0.35	0.31	0.44
Less distributions:
Distributions from net investment income	(0.20)		(0.41)	(0.40)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	—		—	—	—	—	—

Total distributions	(0.20)		(0.41)	(0.40)	(0.41)	(0.41)	(0.41)

Net asset value, end of period	$11.43		$11.04	$11.04	$10.71	$10.77	$10.87

Total return	5.42%	(b)	3.78%	6.92%	3.40%	2.87%	4.05%
Net assets, end of period (in thousands)	$96,591		$91,740	$94,960	$92,222	$90,397	$99,697
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.69%	0.70%	0.70%	0.71%	0.72%
Ratio of net investment income to average net assets	3.62%	(c)	3.68%	3.67%	3.90%	3.74%	3.70%
Portfolio turnover	4.35%	(c)	6.38%	14.51%	7.62%	15.71%	8.55%

(a)	Percentages are after Custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.70%	(c)	For the six months ended December 31, 2011
0.69%		For the year ended June 30, 2011
0.70%		For the year ended June 30, 2010
0.71%		For the year ended June 30, 2009
0.72%		For the year ended June 30, 2008
0.73%		For the year ended June 30, 2007

(b)	Not Annualized
(c)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
61.26% of Net Assets
Cross Anchor TN Utility District	4.250%	12/01/2015	AA+*	$65,000	$71,988
Cross Anchor TN Utility District	4.250	12/01/2016	AA+*	65,000	73,150
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	147,057
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AA+*	105,000	110,552
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	439,104
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	56,324
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	Aa2/AA@	50,000	53,638
Knoxville TN Electric Revenue — Series V	4.750	07/01/2021	Aa2/AA+*	150,000	152,891
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	141,154
Madison County TN Refunding — School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	196,812
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,088,870
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aa3/AA-*/A+@	500,000	518,035
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	315,972
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	501,350
Memphis TN — Series A	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	224,566
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/BBB*/AA-@	215,000	222,800
Metro Government Nashville & Davidson County TN	5.000	01/01/2019	Aa1/AA*	160,000	177,427
Metro Nashville Airport Authority — Series A	4.500	07/01/2014	Aa3/AA-*	250,000	269,250
New Market Utility District Jefferson County TN Waterworks	3.500	06/01/2015	Aa3/AA-*	100,000	107,438
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2016	Aa3/AA-*	100,000	110,424
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2017	Aa3/AA-*	100,000	111,529
Polk County TN Refinancing	5.000	05/01/2020	Aa3	150,000	172,335
Sevier County TN Public Building Authority	4.000	03/01/2014	AA+*	100,000	106,599
Shelby County TN Refunding — Series A	5.000	04/01/2018	Aa1/AA+*	100,000	113,009
Shelby County Health Education	5.250	09/01/2020	Aa3/AA-*	400,000	455,643
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	221,494
Washington County TN Refunding-School and Public Improvement	5.000	04/01/2016	Aa2	125,000	138,224

					6,297,635
GENERAL OBLIGATION BONDS
14.90% of Net Assets
Claiborne County TN Public Improvement — Series A	5.000	04/01/2017	A+*	170,000	199,379
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	121,122
Metro Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*/AA@	250,000	296,153
Metro Government Nashville & Davidson County	5.000	01/01/2019	Aa1/AA*/AA@	200,000	240,548
Rhea County TN	3.000	04/01/2018	A1	200,000	216,220
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	213,362
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	245,036

					1,531,820
LEASE REVENUE BONDS
7.04% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000	09/01/2021	AA*/AA+@	400,000	467,540
Memphis-Shelby County TN Airport — Federal Express Corporation	5.050	09/01/2012	Baa2/BBB*	250,000	255,935

					723,475
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.40% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	145,000	151,284
TN Housing Development Agency — Series 1B	4.800	07/01/2024	Aa1/AA+*	285,000	300,481
TN Housing Development Agency Homeownership Program — 2	2.950	01/01/2015	Aa1/AA+*	100,000	103,733

					555,498
MUNICIPAL UTILITY REVENUE BONDS
3.74% of Net Assets
Harpeth Valley Utilities District	5.000	03/01/2014	A1	250,000	255,088
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	129,265

					384,353

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
3.46% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500%	06/01/2015	AA+*	$200,000	$216,344
Metro Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*/AA-@	125,000	139,330

					355,674
PREREFUNDED BONDS
3.17% of Net Assets
Memphis TN Electric System Revenue — Series A	5.000	12/01/2015	Aa2/AA+*/AA+@	300,000	325,452

					325,452

Total Investments (cost $9,663,097) (See (a) below for further explanation) 98.97% of Net Assets					$10,173,907

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$527,956
Unrealized depreciation	(17,146)

Net unrealized appreciation	$510,810

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,173,907
Level 3	Significant Unobservable Inputs	—

$10,173,907

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,663,097)		$10,173,907
Cash		197,977
Defaulted securities receivable		23,606
Interest receivable		116,774

Total assets		10,512,264
LIABILITIES:
Payable for:
Investments purchased	213,490
Distributions to shareholders	5,942
Fund shares redeemed	57
Investment advisory fee	4,254
Transfer agent fee	1,339
Trustee fees	621
Accrued expenses	5,913

Total liabilities		231,616

NET ASSETS:
Capital		10,081,937
Net accumulated realized loss on investment transactions		(312,100)
Net unrealized appreciation in value of investments		510,810

Net assets at value		$10,280,647

NET ASSET VALUE, offering price and redemption price per share ($10,280,648 -:- 934,137 shares outstanding; unlimited number of shares authorized; no par value)		$11.01

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$159,173

Expenses:
Investment advisory fee	25,144
Transfer agent fee	7,794
Custodian expense	1,156
Professional fees	1,727
Pricing fees	2,262
Trustee fees	685
Other expenses	3,438

Total expenses	42,206
Custodian expense reduction	(54)

Net expenses	42,152

Net investment income	117,021

Realized and unrealized gain on investments:
Net realized gain	214
Net change in unrealized appreciation/depreciation	141,947

Net realized and unrealized gain on investments	142,161

Net increase in net assets resulting from operations	$259,182

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$117,021	$249,321
Net realized gain on investments	214	64,546
Net change in unrealized appreciation/depreciation	141,947	(57,991)

Net increase in net assets resulting from operations	259,182	255,876
Distributions from net investment income	(117,021)	(249,321)
Net fund share transactions (Note 4)	249,349	(230,591)

Total increase/(decrease)	391,510	(224,036)
Net assets:
Beginning of period	9,889,138	10,113,174

End of period	$10,280,648	$9,889,138

Accumulated net investment income	$—	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.85		$10.82	$10.54	$10.31	$10.32	$10.29

Income from investment operations:
Net investment income	0.13		0.26	0.28	0.31	0.31	0.31
Net gains/(losses) on securities, both realized and unrealized	0.16		0.03	0.28	0.23	(0.01)	0.03

Total from investment operations	0.29		0.29	0.56	0.54	0.30	0.34
Less distributions:
Distributions from net investment income	(0.13)		(0.26)	(0.28)	(0.31)	(0.31)	(0.31)
Distributions from capital gains	—		—	—	—	—	—

Total distributions	(0.13)		(0.26)	(0.28)	(0.31)	(0.31)	(0.31)

Net asset value, end of period	$11.01		$10.85	$10.82	$10.54	$10.31	$10.32

Total return	2.67%	(b)	2.72%	5.39%	5.31%	2.90%	3.34%
Net assets, end of period (in thousands)	$10,281		$9,889	$10,113	$9,075	$10,335	$10,880
Ratio of net expenses to average net assets (a)	0.84%	(c)	0.80%	0.81%	0.82%	0.81%	0.79%
Ratio of net investment income to average net assets	2.34%	(c)	2.40%	2.63%	2.97%	2.96%	3.00%
Portfolio turnover	1.18%	(c)	18.32%	16.16%	15.00%	22.22%	0.00%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.0%	(c)	0%	(c)	For the six months ended December 31, 2011
.02%		0%		For the year ended June 30, 2011
.02%		0%		For the year ended June 30, 2010
0%		.04%		For the year ended June 30, 2009
0%		.05%		For the year ended June 30, 2008
0%		.04%		For the year ended June 30, 2007

(b)	Not annualized
(c)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
23.00% of Net Assets
Armstrong School District PA Build America — Series A	7.000%	03/15/2041	AA+*	$750,000	$848,302
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	111,498
Bexar County TX Revenue Bonds Venue Project — Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	302,640
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA+*	250,000	283,895
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	165,973
Lincoln AL Build America Bonds Recovery Zone Economic Development	6.800	06/01/2040	AA+*	500,000	538,070
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	123,114
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA+-/A+@	250,000	276,555
Scottsboro AL Build America	6.400	11/01/2040	Aa3/AA-*	250,000	268,633
Selma AL Taxable Pension Obligation Warrants	5.820	07/01/2031	AA+*	350,000	380,044

					3,298,724
GENERAL OBLIGATION BONDS
19.96% of Net Assets
Carroll TX Independent School District Build America	6.676	02/15/2034	Aa2/AA+*	100,000	114,640
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	109,909
East Bethel MN Build America Utilities — Series B	7.000	02/01/2040	Aa3	250,000	292,715
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	113,795
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	285,243
Montgomery AL Build America Bonds Recovery Zone Economic	5.600	02/01/2035	Aa2/AA+*	500,000	539,370
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	118,516
Pigeon Forge TN Build America Recovery Zone Economic	7.125	06/01/2040	AA*	300,000	363,078
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	820,199
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	Aa3	100,000	105,251

					2,862,716
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
18.34% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	459,556
Denver County Public Schools Certificates of Participation	7.017	12/15/2037	Aa3/A+*	140,000	178,381
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	594,590
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	836,648
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA+*	500,000	560,685

					2,629,860
LEASE REVENUE BONDS
15.96% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA*	250,000	296,075
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	280,835
KY State Property & Buildings Build America — Series C	5.921	11/01/2030	Aa3/A+*/AA-@	250,000	274,958
Metropolitan Government Nashville & Davidson County TN Build America	7.431	07/01/2043	A1/A*/AA-@	90,000	111,591
OK Development Finance Authority Lease Revenue Taxable	5.650	06/01/2041	AA*/AA@	410,000	443,243
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	430,051
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	400,000	451,740

					2,288,493
MUNICIPAL UTILITY REVENUE BONDS
12.39% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA+*	500,000	566,960
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA@	250,000	303,240
Heber Light & Power Company UT Electric Revenue Build America	7.000	12/15/2030	Aa3/AA-@	500,000	537,830
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	257,514
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	111,363

					1,776,907
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.36% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	234,482

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

University NC Chapel Hill Hospital Revenue Build America	6.329%	02/01/2031	Aa3/AA-*	$250,000	$285,383
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	105,074

					624,939
TURNPIKE ROAD REVENUE
2.30% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa1/AA-*/AA-@	300,000	329,505

					329,505
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.12% of Net Assets
Virginia State Housing Development Authority Taxable Rental	5.251	01/01/2039	Aa1/AA+*	300,000	303,827

					303,827

Total Investments (cost $12,706,162) (See (a) below for further explanation) 98.43% of Net Assets					$14,114,971

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows

Unrealized appreciation	$1,408,809
Unrealized depreciation	—

Net unrealized appreciation	$1,408,809

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	14,114,971
Level 3	Significant Unobservable Inputs	—

$14,114,971

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $12,706,162)		$14,114,971
Cash		89,843
Interest receivable		170,392
Prepaid expenses		11,300

Total assets		14,386,506
LIABILITIES:
Payable for:
Distributions to shareholders	36,601
Investment advisory fee	6,018
Transfer agent fee	1,813
Trustee fee	332

Total liabilities		44,764

NET ASSETS:
Capital		12,953,901
Accumulated net investment income		142
Net accumulated realized loss on investment transactions		(21,110)
Net unrealized appreciation in value of investments		1,408,809

Net assets at value		$14,341,742

NET ASSET VALUE, offering price and redemption price per share ($14,341,742 -:- 1,353,353 shares outstanding; unlimited number of shares authorized; no par value)		$10.60

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$390,310

Expenses:
Investment advisory fee	33,195
Transfer agent fee	10,020
Custodian expense	1,015
Professional fees	2,293
Pricing	3,519
Trustee fees	885
Other expenses	2,181

Total expenses	53,108
Fees waived by Adviser	(942)
Custodian expense reduction	(55)
Net expenses	52,111

Net investment income	338,199

Realized and unrealized gain on investments:
Net change in unrealized appreciation/depreciation	1,159,138

Net realized and unrealized gain on investments	1,159,138

Net increase in net assets resulting from operations	$1,497,337

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the eight months ended June 30, 2011* and the six months ended December 31, 2011	UNAUDITED

	Six Months 12/31/11	Eight Months* 6/30/11
Operations:
Net investment income	$338,199	$457,937
Net realized loss on investments	—	(21,110)
Net change in unrealized appreciation/depreciation	1,159,279	249,671

Net decrease in net assets resulting from operations	1,497,478	686,498
Distributions from net investment income	(338,057)	(457,937)
Net fund share transactions (Note 4)	2,310,549	10,643,352

Total increase	3,469,970	10,871,913
Net assets:
Beginning of period	10,871,913	—

End of period	$14,341,883	$10,871,913

Accumulated net investment income	$142	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		Eight Months* 6/30/11
Net asset value, beginning of period	$9.65		$10.00

Income from investment operations:
Net investment income	0.13		0.34
Net gains/(losses) on securities, both realized and unrealized	0.95		(0.35)

Total from investment operations	1.08		(0.01)
Less distributions:
Distributions from net investment income	(0.13)		(0.34)
Distributions from capital gains	—		—

Total distributions	(0.13)		(0.34)

Net asset value, end of period	$10.60		$9.65

Total return	12.68%	(b)	0.04%	(b)
Net assets, end of period (in thousands)	$14,342		$10,872
Ratio of net expenses to average net assets (a)	0.80%	(c)	0.49%	(c)
Ratio of net investment income to average net assets	5.12%	(c)	3.71%	(c)
Portfolio turnover	0.00%	(c)	89.93%	(c)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.01%	(c)	0%	(c)	For the six months ended December 31, 2011
.01%	(c)	0%	(c)	For the period ended June 30, 2011

*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.
(b)	Not annualized
(c)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100% of Net Assets

December 31, 2011

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

FEDERAL FARM CREDIT
59.92% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,402,490
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,506,297
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,473,619
Federal Farm Credit Bank	3.200	10/03/2023	Aaa/AA+*/AAA@	250,000	249,899
Federal Farm Credit Bank	3.850	05/20/2021	Aaa/AA+*/AAA@	500,000	516,189
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AA+*/AAA@	1,550,000	1,730,032
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,870,170
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AA+*/AAA@	1,900,000	2,046,026
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	453,707
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AA+*/AAA@	500,000	514,477

					15,762,906
FEDERAL HOME LOAN BANK
26.90% of Net Assets
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	582,341
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,232,603
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	611,106
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,603,663
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AA+*	500,000	531,950
Federal Home Loan Bank	4.375	04/16/2020	Aaa/AA+*	1,500,000	1,514,244

					7,075,907
FEDERAL HOME LOAN MORTGAGE
7.28% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,413,584
Federal National Mortgage Association	4.000	01/26/2024	Aaa/AA+*/AAA@	500,000	500,520

					1,914,104
STUDENT LOAN MARKETING ASSOCIATION
3.96% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,040,762

					1,040,762

Total Investments (cost $24,324,502) (See (a) below for further explanation) 98.06% of Net Assets					$25,793,679

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,469,177
Unrealized depreciation	—

Net unrealized appreciation	$1,469,177

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,793,679
Level 3	Significant Unobservable Inputs	—

$25,793,679

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $24,324,502)		$25,793,679
Cash		265,690
Interest receivable		284,080
Prepaid expenses		3,260

Total assets		26,346,709
LIABILITIES:
Payable for:
Distributions to shareholders	17,304
Fund shares redeemed	9,987
Investment advisory fee	4,434
Transfer agent fee	5,835
Accrued expenses	4,508

Total liabilities		42,068

NET ASSETS:
Capital		24,952,621
Accumulated net investment income		200
Net accumulated realized loss on investment transactions		(117,357)
Net unrealized appreciation in value of investments		1,469,177

Net assets at value		$26,304,641

NET ASSET VALUE, offering price and redemption price per share ($26,304,641 -:- 2,487,685 shares outstanding; unlimited number of shares authorized; no par value)		$10.57

STATEMENT OF OPERATIONS

For the six months ended December 31, 2011

Net investment income:
Interest income	$498,322

Expenses:
Investment advisory fee	26,046
Transfer agent fee	19,655
Custodian expense	2,026
Professional fees	2,918
Printing	5,027
Trustee fees	1,777
Other expenses	7,296

Total expenses	64,745
Custodian expense reduction	(79)

Net expenses	64,666

Net investment income	433,656

Realized and unrealized gain on investments:
Net realized gain	7,635
Net change in unrealized appreciation/depreciation	1,548,155

Net realized and unrealized gain on investments	1,555,790

Net increase in net assets resulting from operations	$1,989,446

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2011 and the year ended June 30, 2011	UNAUDITED

	Six Months 12/31/11	One Year 2011
Operations:
Net investment income	$433,656	$1,125,601
Net realized gain on investments	7,635	9,157
Net change in unrealized appreciation/depreciation	1,548,155	(1,164,961)

Net increase/(decrease) in net assets resulting from operations	1,989,446	(30,203)
Distributions from net investment income	(433,456)	(1,125,601)
Net fund share transactions (Note 4)	(255,268)	(15,893,548)

Total increase/(decrease)	1,300,722	(17,049,352)
Net assets:
Beginning of period	25,003,919	42,053,271

End of period	$26,304,641	$25,003,919

Accumulated net investment income	$200	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months 12/31/11		For the years ended June 30,
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.96		$10.24	$10.05	$9.93	$9.66	$9.58

Income from investment operations:
Net investment income	0.24		0.35	0.44	0.46	0.48	0.49
Net gains/(losses) on securities, both realized and unrealized	0.61		(0.28)	0.19	0.12	0.27	0.08

Total from investment operations	0.85		0.07	0.63	0.58	0.75	0.57
Less distributions:
Distributions from net investment income	(0.24)		(0.35)	(0.44)	(0.46)	(0.48)	(0.49)
Distributions from capital gains	—		—	—	—	—	—

Total distributions	(0.24)		(0.35)	(0.44)	(0.46)	(0.48)	(0.49)

Net asset value, end of period	$10.57		$9.96	$10.24	$10.05	$9.93	$9.66

Total return	7.91%	(b)	0.71%	6.38%	5.99%	7.88%	6.04%
Net assets, end of period (in thousands)	$26,305		$25,004	$42,053	$25,431	$23,132	$22,553
Ratio of net expenses to average net assets (a)	0.50%	(c)	0.46%	0.47%	0.47%	0.49%	0.51%
Ratio of net investment income to average net assets	3.35%	(c)	3.48%	4.30%	4.62%	4.85%	5.05%
Portfolio turnover	2.99%	(c)	72.86%	56.38%	30.35%	33.21%	6.40%

(a)	Percentages are after custodian reductions for which no recovery will be sought.

Percentages before custodian reductions were:

0.50%	(c)	For the six months ended December 31, 2011
0.46%		For the year ended June 30, 2011
0.47%		For the year ended June 30, 2010
0.49%		For the year ended June 30, 2009
0.51%		For the year ended June 30, 2008
0.53%		For the year ended June 30, 2007

(b)	Not annualized
(c)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the Taxable Municipal Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1.	Organization and Significant Accounting Policies, continued:

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2011, for the Funds’ investments is included at the end of the Funds’ Schedule of Portfolio Investments. There were no significant transfers in and out of level 1, 2, or 3 during the period ending December 31, 2011.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2011. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1.	Organization and Significant Accounting Policies, continued:

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Taxable Municipal Bond Series Intermediate Government Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

I.	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. GAAP and IFRS”. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management believes adoption of this pronouncement will not have a material impact on the financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, for the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets. Prior to March 1, 2011 the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, paid to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets in excess of $500,000,000.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2011, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$11,064
Mississippi Tax-Free Income Series	7,074
Taxable Municipal Bond Series	942

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2011, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$14,917	$166,708
Kentucky Tax-Free Income Series	16,383,807	14,270,695
Kentucky Tax-Free Short-to-Medium Series	12,105,513	1,397,860
Mississippi Tax-Free Income Series	828,454	435,884
North Carolina Tax-Free Income Series	1,593,217	2,515,981
North Carolina Tax-Free Short-to-Medium Series	1,748,706	2,444,294
Tennessee Tax-Free Income Series	6,683,765	3,409,045
Tennessee Tax-Free Short-to-Medium Series	625,963	115,000
Taxable Municipal Bond Series	2,338,913	—
Intermediate Government Bond Series	497,750	841,580

4.	Capital Shares

At December 31, 2011 and June 30, 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	68,468	$820,369	295,284	$3,467,858
Shares reinvested	17,327	210,093	38,791	451,997
Shares redeemed	(128,115)	(1,527,628)	(208,099)	(2,429,265)
Net increase/(decrease)	(42,320)	$(497,166)	125,976	$1,490,590

DUPREE MUTUAL FUNDS UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

4.	Capital Shares, continued:

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	6,048,015	$47,099,614	15,874,005	$120,805,735
Shares reinvested	1,582,942	12,445,034	2,782,785	21,133,737
Shares redeemed	(4,549,732)	(35,387,003)	(16,316,268)	(124,100,438)
Net increase	3,081,225	$24,157,645	2,340,522	$17,839,034

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,978,353	$21,722,727	4,446,234	$23,941,652
Shares reinvested	117,673	645,193	218,910	1,177,937
Shares redeemed	(1,595,502)	(8,731,572)	(4,149,834)	(22,257,404)
Net increase	2,500,524	$13,636,348	515,310	$2,862,184

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	50,466	$587,053	94,828	$1,067,255
Shares reinvested	4,700	55,240	12,803	144,939
Shares redeemed	(18,899)	(221,116)	(99,309)	(1,116,014)
Net increase	36,267	$421,177	8,322	$96,180

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	406,151	$4,539,590	1,255,466	$13,738,763
Shares reinvested	78,741	891,327	175,789	1,911,216
Shares redeemed	(566,046)	(6,339,528)	(1,537,280)	(16,654,703)
Net decrease	(81,154)	$(908,611)	(106,025)	$(1,004,724)

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	140,815	$1,551,542	822,857	$8,957,526
Shares reinvested	17,154	189,892	32,281	350,979
Shares redeemed	(225,955)	(2,496,343)	(315,093)	(3,432,375)
Net increase/(decrease)	(67,986)	$(754,909)	540,045	$5,876,130

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

4.	Capital Shares, continued:

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	618,646	$6,957,555	991,217	$10,934,026
Shares reinvested	82,825	941,195	169,356	1,860,689
Shares redeemed	(560,429)	(6,271,863)	(1,447,207)	(15,808,556)
Net increase/(decrease)	141,042	$1,626,887	(286,634)	$(3,013,841)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	56,744	$621,186	261,014	$2,830,609
Shares reinvested	7,201	78,795	15,519	168,348
Shares redeemed	(41,061)	(450,632)	(300,341)	(3,229,548)
Net increase/(decrease)	22,884	$249,349	(23,808)	$(230,591)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2011		Eight Months Ended June 30, 2011*
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	226,524	$2,301,551	1,831,276	$17,353,159
Shares reinvested	3,839	40,693	5,247	50,193
Shares redeemed	(3,102)	(31,695)	(710,431)	(6,760,000)
Net increase	227,261	$2,310,549	1,126,092	$10,643,352

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2011		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	111,621	$1,144,766	198,575	$1,993,251
Shares reinvested	31,149	323,834	68,351	687,043
Shares redeemed	(166,456)	(1,723,868)	(1,863,726)	(18,573,842)
Net decrease	(23,686)	$(255,268)	(1,596,800)	$(15,893,548)

*	Represents the period of commencement of operations (November 1, 2010) through June 30, 2011.

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2011, the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and the Taxable Municipal Bond Series have capital

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

6.	Federal Income Taxes, continued:

loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2011, the Kentucky Tax-Free Income Series and the Mississippi Tax-Free Income Series do not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2012	2013	2014	2015	2016	2017	2018	2019	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$11,719	$25,322	$—	$37,041
Kentucky Tax-Free Short-to-Medium Series	—	57,784	74,336	446,645	227,932	223,976	—	—	1,030,673
North Carolina Tax-Free Income Series	21,780	—	—	—	—	—	117,110	—	138,890
North Carolina Tax-Free Short-to-Medium Series	—	—	—	16,809	30,032	—	—	—	46,841
Tennessee Tax-Free Income Series	—	—	—	—	—	—	823,648	—	823,648
Tennessee Tax-Free Short-to-Medium Series	—	—	—	72,502	23,418	—	—	—	95,920
Intermediate Government Bond Series	35,846	2	64,306	21,144	—	—	—	—	121,298
Taxable Municipal Bond Series	—	—	—	—	—	—	—	21,110	21,110

During the year ended June 30, 2011, the following Funds utilized capital loss carryforwards as follows:

Amount
Alabama Tax-Free Income Series	$6,579
Kentucky Tax-Free Short-to-Medium Series	199,821
Mississippi Tax-Free Income Series	26,572
North Carolina Tax-Free Income Series	325,856
North Carolina Tax-Free Short-to-Medium Series	32,681
Tennessee Tax-Free Income Series	407,508
Tennessee Tax-Free Short-to-Medium Series	64,940
Intermediate Government Bond Series	12,850

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2011 as follows:

Post October Losses
Intermediate Government Bond Series	$(3,693)

The tax character of distributions paid for the periods ended June 30, 2011 and 2010 were as follows:

	2011			2010
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$774,546	$—	$—	$656,017	$—	$—
Kentucky Tax-Free Income Series	33,202,621	3,723	2,192,264	31,722,118	—	1,628,317
Kentucky Tax-Free Short-to-Medium Series	1,714,591	—	—	1,809,942	—	—
Mississippi Tax-Free Income Series	242,439	—	—	218,128	—	—
North Carolina Tax-Free Income Series	2,813,638	—	—	2,648,834	—	—
North Carolina Tax-Free Short-to-Medium Series	457,012	—	—	372,430	—	—
Tennessee Tax-Free Income Series	3,451,031	—	—	3,415,997	—	—
Tennessee Tax-Free Short-to-Medium Series	249,321	—	—	255,710	—	—
Intermediate Government Bond Series	—	1,125,601	—	—	1,287,448	—
Taxable Municipal Bond Series	—	457,937	—	—	—	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

6.	Federal Income Taxes, continued:

At June 30, 2011, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long term Capital Gain	Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$81,923	$	$173,220
Kentucky Tax-Free Income	—	3,373,479	3,108,498	23,589,127
Kentucky Tax-Free Short-to-Medium	—	43,521	—	2,934,123
Mississippi Tax-Free Income	—	31,821	16,068	15,134
North Carolina Tax-Free Income	—	215,544	—	592,675
North Carolina Tax-Free Short-to-Medium	—	11,319	—	650,620
Tennessee Tax-Free Income	—	368,520	—	1,480,167
Tennessee Tax-Free Short-to-Medium	—	6,060	—	152,470
Intermediate Government Bond	17,169	—	—	(78,978)
Taxable Municipal Bond Series	39,711	—	—	249,671

		Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income		$(37,041)	$(81,923)	$136,176
Kentucky Tax-Free Income		—	(3,373,473)	26,697,631
Kentucky Tax-Free Short-to-Medium		(1,030,674)	(43,521)	1,903,449
Mississippi Tax-Free Income		—	(31,821)	31,202
North Carolina Tax-Free Income		(138,890)	(215,544)	453,785
North Carolina Tax-Free Short-to-Medium		(46,841)	(11,319)	603,779
Tennessee Tax-Free Income		(823,648)	(368,520)	658,519
Tennessee Tax-Free Short-to-Medium		(95,920)	(6,060)	56,550
Intermediate Government Bond		(124,992)	(17,169)	(203,970)
Taxable Municipal Bond Series		(21,110)	(39,711)	228,561

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be immaterial.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 1,

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

8.	Line of Credit Agreement and Custodian Agreement, continued:

2012, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2011, the Funds had an unused line of credit amount of $25,000,000. During the six months ended December 31, 2011, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$6,734
Kentucky Tax Free Income Series	62,500
Kentucky Tax-Free Short-to-Medium Series	1,880
Mississippi Tax-Free Income Series	—
North Carolina Tax-Free Income Series	11,864
North Carolina Tax-Free Short-to-Medium Series	13,174
Tennessee Tax-Free Income Series	9,217
Tennessee Tax-Free Short-to-Medium Series	—
Taxable Municipal Bond Series	—
Intermediate Government Bond Series	707

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for treasury management services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 81	President	Annual Term; 32 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	KY Historical Society Foundation
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 60	Compliance Officer	Annual Term; 7 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 49	Executive Vice President	Annual Term; 6 years of service	President, Dupree & Company, Inc.	N/A	International Book Project, Inc.
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 50	Vice President, Secretary, Treasurer	Annual Term; 13 years of service as Vice President, 11 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 52	Assistant Secretary	Annual Term; 18 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 71	Chairman, Trustee	Annual Term; 10 years of service as Chairman; 22 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 49	Trustee	One Year Term; 4 Years of Service	President, Secretary, Treasurer, Director Office Suites Plus, Inc. (executive office space rental)	10	Advisory Board, Community Trust Bank; Treasurer/ Director Office Business Center Association International; Vice President, Director, Preferred Office Network, LLC
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 74	Trustee	Annual Term; 15 years of service	Alexander Farms, farming	10	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 68	Trustee	Annual Term; 9 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Trustee and officer information, continued:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 60	Trustee	Annual Term; First year of service	Rosenstein Development, LLC (self-employed marketing consultant)	10	Trustee, Transylvania University, KY Historical Society
Marc A. Mathews Transylvania University 300 N. Broadway Lexington, KY 40508 Age: 53	Trustee	Annual Term; 32 years of service	Vice President for Finance and Business, Transylvania University 2009 to date; Treasurer, University of Kentucky 2008-2009; Controller, University of Kentucky 2004-2008	10	Director, Bank of the Bluegrass

As of December 31, 2011, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2011, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Fund. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of October 18, 2011, reviewed the following factors with respect to each Fund: (1) the nature, extent and quality of services provided by Dupree & Company to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients, if any; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the Funds, followed by an outline of the selected specific factors the Trustees considered for each particular Fund.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Board of Trustees Approval of Existing Advisory Agreements, continued:

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Fund’s assets in a manner consistent with the Fund’s investment objectives’ and to implement this program by selecting the securities to be purchased or sold by the Fund and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the Fund’s office needs, maintains each Fund’s books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Fund, staffs the Fund with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the Funds since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Funds to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Funds, as discussed below.

Performance

The Trustees considered the performance of each Fund during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Fund prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. For the most part, the returns of the Funds over the periods reviewed have closely approximated the returns of the respective benchmark indices utilized by each of the Funds. For additional detail about the factors considered by the Trustees in approving the existing advisory agreements for each Fund, please see the “Series-by-Series” synopsis provided below.

Cost and Profitability

The Trustees reviewed the audited (year ended December 31, 2010) and unaudited financial statements (nine months ended September 30, 2011) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Fund (twelve months ended June 30, 2011).

The Investment Adviser’s revenues and costs of and profits from furnishing services to each Fund are allocated to each Fund according to each Fund’s identifiable costs and according to the size of the Fund in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Fund since the inception of each Fund. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Fund and the historic subsidization provided by Dupree & Co. to the several Funds.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Fund are comparable to the advisory fees charged to other similar portfolios.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Board of Trustees Approval of Existing Advisory Agreements, continued:

Economies of Scale

In addition to considering that the Investment Adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the Investment Adviser’s fees decrease on a percentage basis.

Fee Comparison with Other Clients

The only client served by the Investment Adviser is the Trust so there are no applicable fee comparisons.

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each Fund increases in net asset size. The benefit to the shareholders of each Fund is that the Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Fund, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 14 portfolio purchase transactions and 15 portfolio sale transactions

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $16,225 as compared to $16,270 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond index reflects no deduction for fees or expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of four stars.

•	As of June 30, 2011, the Fund’s expense ratio was 0.60% (after waiver of fees), the lowest of seven funds compared by Morningstar

Kentucky Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 69 portfolio purchase transactions and 64 portfolio sale transactions

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $15,665 as compared to $16,270 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond index reflects no deduction for fees or expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of five stars.

•	As of June 30, 2011, the Fund’s expense ratio was 0.58%, the lowest of 16 funds compared by Morningstar.

Kentucky Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 29 portfolio purchase transactions and 17 portfolio sale transactions

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $14,073 as compared to $16,273 for the Barclays Capital Cap Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of three stars

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Board of Trustees Approval of Existing Advisory Agreements, continued:

•

As of June 30, 2011, the Fund’s expense ratio was 0.72%. Out of 16 funds compared by Morningstar, only three had lower expense ratios than this Fund. Of these three funds, two only accept institutional clients and the remaining Fund was the Dupree Kentucky Tax-Free Income Series.

Mississippi Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 15 portfolio purchase transactions and 20 portfolio sale transactions

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $15,958 as compared to $16,270 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of four stars

•	As of June 30, 2011, the Fund’s expense ratio was 0.58% (after waiver of fees) was the lowest of three funds compared by Morningstar

North Carolina Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 23 portfolio purchase transactions and 23 portfolio sale transactions

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $15,254 as compared to $16,270 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of four stars

•

As of June 30, 2011, the Fund’s expense ratio was 0.70%, the 6th lowest of Funds compared by Morningstar. Of the other funds each has a load, a million dollar minimum investment or was only open to employees of the Fund.

North Carolina Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 43 portfolio purchase transactions and 9 portfolio sale transactions

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $14,359 as compared to $16,273 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of four stars.

•

As of June 30, 2011, the Fund’s expense ratio was 0.77%, the 6th lowest of 15 funds compared by Morningstar. Of the other funds compared, one charges a sales load; one is open only to employees of the fund family; three are only open to institutional clients with a one million dollar minimum investment; and the remaining Fund is the Dupree North Carolina Tax-Free Income Series.

Tennessee Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 9 portfolio purchase transactions and 38 portfolio sale transactions

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $15,292 as compared to $16,270 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Board of Trustees Approval of Existing Advisory Agreements, continued:

•	As of June 30, 2011, the Fund received an overall Morningstar rating of three stars

•

As of June 30, 2011, the Fund’s expense ratio was 0.69%, the third lowest of 13 funds compared by Morningstar. The funds with the lower expense ratios are open only to institutional clients with a minimum one million dollar investment.

Tennessee Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 11 portfolio purchase transactions and 14 portfolio sale transactions.

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $14,115 as compared to $16,272 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of three stars.

•

As of June 30, 2011, the Fund’s expense ratio was 0.80%, the sixth lowest of 13 funds compared by Morningstar. Two of the funds have a load, two are open to institutional clients with a million dollar investment and the other is the Dupree Tennessee Tax-Free Income Series.

Intermediate Government Bond Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 20 portfolio purchase transactions and 44 portfolio sale transactions.

•

As of June 30, 2011, the ten year growth of $10,000 invested in the Fund was $16,355 as compared to $16,257 for the Barclays Capital U.S. Intermediate Government Bond Index. The Barclays Capital U.S. Intermediate Government Index reflects no deduction for fees and expenses.

•	As of June 30, 2011, the Fund received an overall Morningstar rating of three stars.

•	As of June 30, 2011, the Fund’s expense ratio was 0.46%, the second lowest of 30 funds compared by Morningstar.

Taxable Municipal Bond Series

•	For the Fiscal Year ending June 30, 2011, the Investment Adviser processed 67 portfolio purchase transactions and 31 portfolio sale transactions.

•

As of June 30, 2011, the eight month growth of $10,000 invested in the Fund was $10,006 as compared to $10,420 for the Barclays Taxable Municipal Bond Index. The Barclays Taxable Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2011, the Fund was not rated by Morningstar.

•	As of June 30, 2011, the Fund’s expense ratio was 0.49%, the third lowest of five funds compared by Morningstar. The two funds with the lower expense ratios are Exchange Traded Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2011” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2011	Beginning Account Value July 1, 2011*	Ending Account Value December 31, 2011**	Expenses Paid During the Six Months Ended December 31, 2011
Alabama Tax-Free Income Series
Actual	.67%	$1,000.00	$1,030.45	$3.43
Hypothetical	.67	1,000.00	1,025.21	3.42
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,029.04	2.97
Hypothetical	.58	1,000.00	1,025.21	2.96
Kentucky Tax-Free Short-to-Medium Series
Actual	.73	1,000.00	1,019.11	3.71
Hypothetical	.73	1,000.00	1,025.21	3.72
Mississippi Tax-Free Income Series
Actual	.65	1,000.00	1,032.52	3.35
Hypothetical	.65	1,000.00	1,025.21	3.34
North Carolina Tax-Free Income Series
Actual	.71	1,000.00	1,031.71	3.65
Hypothetical	.71	1,000.00	1,025.21	3.64
North Carolina Tax-Free Short-to-Medium Series
Actual	.77	1,000.00	1,034.60	3.92
Hypothetical	.77	1,000.00	1,025.21	3.91
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,027.32	3.60
Hypothetical	.70	1,000.00	1,025.21	3.59

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2011

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized December 31, 2011	Beginning Account Value July 1, 2011*	Ending Account Value December 31, 2011**	Expenses Paid During the Six Months Ended December 31, 2011
Tennessee Tax-Free Short-to-Medium Series
Actual	.84%	$1,000.00	$1,013.46	$4.28
Hypothetical	.84	1,000.00	1,025.21	4.30
Intermediate Government Bond Series
Actual	.50	1,000.00	1,039.88	2.57
Hypothetical	.50	1,000.00	1,025.21	2.55
Taxable Municipal Bond Series
Actual	.79	1,000.00	1,126.80	4.23
Hypothetical	.79	1,000.00	1,025.21	4.03

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 18, 2011. The purpose of the meeting was (i) to elect Messrs. James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, Marc A. Mathews, Lucy A. Breathitt, and Ann Rosenstein Giles as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2012. The results of all matters voted on by shareholders at the Shareholder Meeting held October 18, 2011 were as follows:

A.	Election of Trustees:

	FOR	WITHHELD	TOTAL
James C. Baughman	98,798,087.928	1,225,903.175	100,023,991.101
Lucy A. Breathitt	98,693,276.307	1,225,903.175	99,919,179.482
William A. Combs	99,013,664.154	1,225,903.175	100,239,567.329
C. Timothy Cone	99,106,716.366	1,225,903.175	100,332,619.541
Ann Rosenstein Giles	96,984,586.962	1,225,903.175	98,210,490.135
Marc A. Mathews	98,961,557.293	1,225,903.175	100,187,460.468

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2012:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	98,178,123.742	538,506.396	1,103,521.780	99,820,151.918

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	86,732,683.156	10,292,819.556	2,794,649.206	99,820,151.918

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request a free copy of the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of whom are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On February 15, 2012 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 15, 2012 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/S/ MICHELLE M. DRAGOO
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, Sr.,
President

Date: February 21, 2012

By:	/S/ MICHELLE M. DRAGOO
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 21, 2012